PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 62.4%
Aerospace & Defense 1.8%
AAR Corp.	2,800	$ 126,280
Aerojet Rocketdyne Holdings, Inc.*	1,806	82,462
Airbus SE (France)	1,894	277,647
Arconic, Inc.	119,382	3,673,384
BAE Systems PLC (United Kingdom)	10,227	76,538
Dassault Aviation SA (France)	8	10,522
Elbit Systems Ltd. (Israel)	76	11,831
General Dynamics Corp.	18,210	3,211,333
Huntington Ingalls Industries, Inc.	1,800	451,584
Leonardo SpA (Italy)	1,303	15,274
Lockheed Martin Corp.	9,637	3,752,455
Meggitt PLC (United Kingdom)	2,491	21,704
Moog, Inc. (Class A Stock)	1,752	149,498
MTU Aero Engines AG (Germany)	166	47,586
Northrop Grumman Corp.	2,700	928,719
Rolls-Royce Holdings PLC (United Kingdom), (BATE)*	5,504	49,941
Rolls-Royce Holdings PLC (United Kingdom), (XLON)*	253,184	335
Safran SA (France)	1,052	162,635
Singapore Technologies Engineering Ltd. (Singapore)	5,100	14,967
Thales SA (France)	342	35,572
United Technologies Corp.	26,817	4,016,114
Vectrus, Inc.*	4,100	210,166
		17,326,547
Air Freight & Logistics 0.4%
Bollore SA (France)	2,857	12,477
Deutsche Post AG (Germany)	3,190	122,171
DSV Panalpina A/S (Denmark)	707	81,468
Radiant Logistics, Inc.*	16,519	92,011
SG Holdings Co. Ltd. (Japan)	500	11,246
United Parcel Service, Inc. (Class B Stock)	29,800	3,488,388
Yamato Holdings Co. Ltd. (Japan)	1,000	17,033
		3,824,794
Airlines 0.1%
ANA Holdings, Inc. (Japan)	380	12,688
Deutsche Lufthansa AG (Germany)	768	14,180
easyJet PLC (United Kingdom)	513	9,676
Hawaiian Holdings, Inc.	6,100	178,669
Japan Airlines Co. Ltd. (Japan)	400	12,436
Qantas Airways Ltd. (Australia)	2,357	11,808

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	1,700	$ 11,442
United Airlines Holdings, Inc.*	3,900	343,551
		594,450
Auto Components 0.1%
Adient PLC*	6,000	127,500
Aisin Seiki Co. Ltd. (Japan)	550	20,409
BorgWarner, Inc.	12,700	550,926
Bridgestone Corp. (Japan)	1,860	69,093
Cie Generale des Etablissements Michelin SCA (France)	551	67,473
Continental AG (Germany)	355	45,684
Dana, Inc.	10,202	185,676
Denso Corp. (Japan)	1,400	63,511
Faurecia SE (France)	243	13,120
Koito Manufacturing Co. Ltd. (Japan)	300	13,941
NGK Spark Plug Co. Ltd. (Japan)	600	11,648
Nokian Renkaat OYJ (Finland)	397	11,420
Pirelli & C SpA (Italy), 144A	1,291	7,443
Stanley Electric Co. Ltd. (Japan)	500	14,490
Sumitomo Electric Industries Ltd. (Japan)	2,400	36,133
Sumitomo Rubber Industries Ltd. (Japan)	600	7,311
Toyoda Gosei Co. Ltd. (Japan)	170	4,250
Toyota Industries Corp. (Japan)	450	25,933
Valeo SA (France)	776	27,347
Yokohama Rubber Co. Ltd. (The) (Japan)	300	5,831
		1,309,139
Automobiles 0.6%
Bayerische Motoren Werke AG (Germany)	1,076	88,469
Daimler AG (Germany)	2,930	162,587
Ferrari NV (Italy)	390	64,624
Fiat Chrysler Automobiles NV (United Kingdom)	3,494	51,272
Ford Motor Co.	320,277	2,978,576
General Motors Co.	37,100	1,357,860
Honda Motor Co. Ltd. (Japan)	5,300	150,022
Isuzu Motors Ltd. (Japan)	1,750	20,730
Mazda Motor Corp. (Japan)	1,860	15,844
Mitsubishi Motors Corp. (Japan)	2,170	9,034
Nissan Motor Co. Ltd. (Japan)	7,500	43,568
Peugeot SA (France)	1,897	45,637
Renault SA (France)	626	29,630
Subaru Corp. (Japan)	2,000	49,449
Suzuki Motor Corp. (Japan)	1,200	49,998

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	7,354	$ 518,382
Volkswagen AG (Germany)	105	20,481
Yamaha Motor Co. Ltd. (Japan)	900	18,046
		5,674,209
Banks 3.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,369	24,957
ACNB Corp.	188	7,110
AIB Group PLC (Ireland)	2,655	9,279
Aozora Bank Ltd. (Japan)	360	9,527
Australia & New Zealand Banking Group Ltd. (Australia)	9,182	158,779
Banco Bilbao Vizcaya Argentaria SA (Spain)	21,451	120,136
Banco de Sabadell SA (Spain)	18,758	21,930
Banco Santander SA (Spain)	54,155	227,127
Bancorp, Inc. (The)*	19,390	251,488
Bank Hapoalim BM (Israel)	3,669	30,488
Bank Leumi Le-Israel BM (Israel)	4,813	35,053
Bank of America Corp.	240,570	8,472,875
Bank of East Asia Ltd. (The) (Hong Kong)	4,200	9,384
Bank of Ireland Group PLC (Ireland)	3,132	17,189
Bank of Kyoto Ltd. (The) (Japan)	220	9,416
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,838	253,143
Bankia SA (Spain)	3,981	8,510
Bankinter SA (Spain)	2,181	16,020
Barclays PLC (United Kingdom)	55,073	131,461
Bendigo & Adelaide Bank Ltd. (Australia)	1,566	10,756
Berkshire Hills Bancorp, Inc.	2,900	95,352
BNP Paribas SA (France)	3,624	215,442
BOC Hong Kong Holdings Ltd. (China)	12,000	41,705
Cadence BanCorp	18,363	332,921
CaixaBank SA (Spain)	11,642	36,621
Cathay General Bancorp	1,500	57,075
Chiba Bank Ltd. (The) (Japan)	1,800	10,344
CIT Group, Inc.	15,800	720,954
Citigroup, Inc.	84,016	6,712,038
Civista Bancshares, Inc.	1,700	40,800
CNB Financial Corp.	876	28,628
Commerzbank AG (Germany)	3,259	20,226
Commonwealth Bank of Australia (Australia)	5,708	319,861
Concordia Financial Group Ltd. (Japan)	3,500	14,360
ConnectOne Bancorp, Inc.	5,099	131,146
Credit Agricole SA (France)	3,697	53,699
Customers Bancorp, Inc.*	2,100	50,001
Danske Bank A/S (Denmark)	2,184	35,348

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	5,813	$ 111,955
DNB ASA (Norway)	3,097	57,893
Enterprise Financial Services Corp.	2,000	96,420
Erste Group Bank AG (Austria)*	980	37,103
Farmers National Banc Corp.	3,602	58,785
Fifth Third Bancorp	19,500	599,430
Financial Institutions, Inc.	7,592	243,703
FinecoBank Banca Fineco SpA (Italy)	1,957	23,456
First BanCorp. (Puerto Rico)	27,800	294,402
First Busey Corp.	600	16,500
First Internet Bancorp	1,588	37,651
Flushing Financial Corp.	1,200	25,926
Fukuoka Financial Group, Inc. (Japan)	640	12,221
Hancock Whitney Corp.	3,772	165,515
Hang Seng Bank Ltd. (Hong Kong)	2,500	51,674
Hanmi Financial Corp.	1,500	29,993
Heartland Financial USA, Inc.	1,800	89,532
Hilltop Holdings, Inc.	8,000	199,440
Hope Bancorp, Inc.	3,200	47,552
HSBC Holdings PLC (United Kingdom)	65,227	512,323
IBERIABANK Corp.	4,455	333,368
ING Groep NV (Netherlands)	12,518	150,418
International Bancshares Corp.	2,200	94,754
Intesa Sanpaolo SpA (Italy)	47,857	126,002
Investar Holding Corp.	698	16,752
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,769	17,516
Japan Post Bank Co. Ltd. (Japan)	1,300	12,489
JPMorgan Chase & Co.	35,364	4,929,742
KBC Group NV (Belgium)	802	60,416
Lloyds Banking Group PLC (United Kingdom)	229,430	190,464
Mebuki Financial Group, Inc. (Japan)	2,904	7,420
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,993	21,971
Metropolitan Bank Holding Corp.*	1,600	77,168
Midland States Bancorp, Inc.	1,600	46,336
MidWestOne Financial Group, Inc.	3,303	119,668
Mitsubishi UFJ Financial Group, Inc. (Japan)	39,800	215,280
Mizrahi Tefahot Bank Ltd. (Israel)	452	12,066
Mizuho Financial Group, Inc. (Japan)	78,260	120,363
National Australia Bank Ltd. (Australia)	9,589	165,676
Nordea Bank Abp (Finland)	10,561	85,285
OFG Bancorp (Puerto Rico)	11,627	274,513
Old Second Bancorp, Inc.	4,838	65,168
Orrstown Financial Services, Inc.	887	20,064
Oversea-Chinese Banking Corp. Ltd. (Singapore)	10,623	86,925

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
PCB Bancorp	1,100	$ 19,008
Peapack Gladstone Financial Corp.	1,800	55,620
Peoples Bancorp, Inc.	1,100	38,126
Popular, Inc. (Puerto Rico)	45,000	2,643,750
QCR Holdings, Inc.	2,693	118,115
Raiffeisen Bank International AG (Austria)	479	12,051
RBB Bancorp	1,900	40,223
Republic Bancorp, Inc. (Class A Stock)	500	23,400
Resona Holdings, Inc. (Japan)	6,900	30,083
Royal Bank of Scotland Group PLC (United Kingdom)	15,585	49,689
Sandy Spring Bancorp, Inc.	3,993	151,255
SB One Bancorp	1,900	47,348
Seven Bank Ltd. (Japan)	1,900	6,227
Shinsei Bank Ltd. (Japan)	520	7,940
Shizuoka Bank Ltd. (The) (Japan)	1,500	11,150
Simmons First National Corp. (Class A Stock)	12,460	333,803
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	5,232	49,222
Societe Generale SA (France)	2,616	91,171
Southern National Bancorp of Virginia, Inc.	5,900	96,465
Standard Chartered PLC (United Kingdom)	9,029	85,270
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,317	159,043
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,068	42,219
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,955	53,336
Swedbank AB (Sweden) (Class A Stock)	2,907	43,246
TCF Financial Corp.	4,100	191,880
U.S. Bancorp	13,600	806,344
Umpqua Holdings Corp.	10,900	192,930
UniCredit SpA (Italy)	6,455	94,345
United Overseas Bank Ltd. (Singapore)	4,086	80,487
Veritex Holdings, Inc.	3,758	109,471
Westpac Banking Corp. (Australia)	11,613	197,777
		34,583,441
Beverages 0.9%
Anheuser-Busch InBev SA/NV (Belgium)	2,452	200,074
Asahi Group Holdings Ltd. (Japan)	1,200	54,854
Budweiser Brewing Co. APAC Ltd. (China), 144A*	4,000	13,529
Carlsberg A/S (Denmark) (Class B Stock)	342	51,021
Coca-Cola Amatil Ltd. (Australia)	1,639	12,723
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	400	10,218
Coca-Cola Co. (The)	87,055	4,818,494
Coca-Cola European Partners PLC (United Kingdom)	766	38,974
Coca-Cola HBC AG (Switzerland)*	649	22,043
Davide Campari-Milano SpA (Italy)	1,889	17,233

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Diageo PLC (United Kingdom)	7,670	$ 325,878
Heineken Holding NV (Netherlands)	371	36,004
Heineken NV (Netherlands)	833	88,721
Keurig Dr. Pepper, Inc.	88,525	2,562,799
Kirin Holdings Co. Ltd. (Japan)	2,700	58,928
Pernod Ricard SA (France)	686	122,867
Remy Cointreau SA (France)	73	8,967
Suntory Beverage & Food Ltd. (Japan)	450	18,745
Treasury Wine Estates Ltd. (Australia)	2,338	26,670
		8,488,742
Biotechnology 1.8%
AbbVie, Inc.	27,345	2,421,126
ACADIA Pharmaceuticals, Inc.*	8,543	365,469
Aeglea BioTherapeutics, Inc.*	13,135	100,351
Albireo Pharma, Inc.*	1,200	30,504
Alexion Pharmaceuticals, Inc.*	5,382	582,063
Amgen, Inc.	2,200	530,354
Anika Therapeutics, Inc.*	1,500	77,775
Arcus Biosciences, Inc.*	3,200	32,320
Arrowhead Pharmaceuticals, Inc.*	3,900	247,377
Athenex, Inc.*(a)	7,500	114,525
Audentes Therapeutics, Inc.*	2,000	119,680
Baudax Bio, Inc.*	1,040	7,197
BeiGene Ltd. (China), ADR*	111	18,399
Biogen, Inc.*	14,203	4,214,456
BioSpecifics Technologies Corp.*	2,200	125,268
CareDx, Inc.*	1,619	34,922
Catalyst Pharmaceuticals, Inc.*	17,300	64,875
Concert Pharmaceuticals, Inc.*	16,277	150,155
CSL Ltd. (Australia)	1,462	283,099
CytomX Therapeutics, Inc.*	7,457	61,968
Dicerna Pharmaceuticals, Inc.*	2,100	46,263
Eagle Pharmaceuticals, Inc.*	1,300	78,104
Emergent BioSolutions, Inc.*(a)	5,684	306,652
Enanta Pharmaceuticals, Inc.*	1,400	86,492
FibroGen, Inc.*	8,202	351,784
Galapagos NV (Belgium)*	140	29,303
Genmab A/S (Denmark)*	210	46,670
Gilead Sciences, Inc.	60,669	3,942,272
Grifols SA (Spain)	956	33,766
Halozyme Therapeutics, Inc.*	6,900	122,337
Immunomedics, Inc.*	1,300	27,508
Jounce Therapeutics, Inc.*	2,800	24,444

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
OPKO Health, Inc.*(a)	12,900	$ 18,963
PeptiDream, Inc. (Japan)*	300	15,340
Principia Biopharma, Inc.*	1,500	82,170
Protagonist Therapeutics, Inc.*	2,700	19,035
PTC Therapeutics, Inc.*(a)	3,766	180,881
Retrophin, Inc.*	14,600	207,320
Ultragenyx Pharmaceutical, Inc.*	2,900	123,859
Vanda Pharmaceuticals, Inc.*	18,877	309,772
Veracyte, Inc.*	1,853	51,736
Vertex Pharmaceuticals, Inc.*	9,300	2,036,235
		17,722,789
Building Products 0.5%
Advanced Drainage Systems, Inc.	900	34,956
AGC, Inc. (Japan)	640	22,859
American Woodmark Corp.*	2,700	282,177
Apogee Enterprises, Inc.	900	29,250
Assa Abloy AB (Sweden) (Class B Stock)	3,205	74,907
Builders FirstSource, Inc.*	6,954	176,701
Cie de Saint-Gobain (France)	1,602	65,647
Daikin Industries Ltd. (Japan)	780	109,982
Geberit AG (Switzerland)	120	67,320
Johnson Controls International PLC	71,247	2,900,465
Kingspan Group PLC (Ireland)	496	30,322
LIXIL Group Corp. (Japan)	900	15,569
Masco Corp.	12,700	609,473
Masonite International Corp.*	400	28,884
TOTO Ltd. (Japan)	450	19,015
Universal Forest Products, Inc.	6,417	306,091
		4,773,618
Capital Markets 1.8%
3i Group PLC (United Kingdom)	3,144	45,832
Affiliated Managers Group, Inc.	29,342	2,486,441
Ameriprise Financial, Inc.	13,897	2,314,962
Amundi SA (France), 144A	195	15,328
ASX Ltd. (Australia)	619	34,075
Bank of New York Mellon Corp. (The)	46,900	2,360,477
Brightsphere Investment Group, Inc.	25,400	259,588
Credit Suisse Group AG (Switzerland)*	8,341	112,584
Daiwa Securities Group, Inc. (Japan)	4,900	24,741
Deutsche Bank AG (Germany)	6,400	49,995
Deutsche Boerse AG (Germany)	613	96,649

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Donnelley Financial Solutions, Inc.*	8,640	$ 90,461
GAMCO Investors, Inc. (Class A Stock)	400	7,796
Goldman Sachs Group, Inc. (The)	18,190	4,182,427
Hargreaves Lansdown PLC (United Kingdom)	934	24,055
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,900	127,017
Japan Exchange Group, Inc. (Japan)	1,600	28,171
Julius Baer Group Ltd. (Switzerland)*	727	37,509
London Stock Exchange Group PLC (United Kingdom)	1,008	103,787
Macquarie Group Ltd. (Australia)	1,061	102,672
Magellan Financial Group Ltd. (Australia)	399	15,952
Morgan Stanley	79,857	4,082,290
Natixis SA (France)	3,067	13,643
Nomura Holdings, Inc. (Japan)	10,700	54,916
Partners Group Holding AG (Switzerland)	61	56,023
SBI Holdings, Inc. (Japan)	780	16,402
Schroders PLC (United Kingdom)	397	17,573
Singapore Exchange Ltd. (Singapore)	2,600	17,169
St. James’s Place PLC (United Kingdom)	1,712	26,507
Standard Life Aberdeen PLC (United Kingdom)	8,036	35,031
Stifel Financial Corp.	6,000	363,900
UBS Group AG (Switzerland)*	12,501	157,846
		17,361,819
Chemicals 1.4%
Air Liquide SA (France)	1,519	215,261
Air Products & Chemicals, Inc.	9,000	2,114,910
Air Water, Inc. (Japan)	500	7,299
Akzo Nobel NV (Netherlands)	732	74,454
Arkema SA (France)	225	23,909
Asahi Kasei Corp. (Japan)	4,000	44,990
BASF SE (Germany)	2,965	224,893
CF Industries Holdings, Inc.	39,600	1,890,504
Chr Hansen Holding A/S (Denmark)	337	26,777
Clariant AG (Switzerland)*	646	14,411
Covestro AG (Germany), 144A	561	26,249
Croda International PLC (United Kingdom)	413	28,009
Daicel Corp. (Japan)	800	7,648
Dow, Inc.	4,605	252,032
DuPont de Nemours, Inc.	46,915	3,011,943
EMS-Chemie Holding AG (Switzerland)	26	17,089
Evonik Industries AG (Germany)	600	18,460
Givaudan SA (Switzerland)	30	93,970
Hawkins, Inc.	602	27,578
Hitachi Chemical Co. Ltd. (Japan)	400	16,734

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Huntsman Corp.	4,700	$ 113,552
Incitec Pivot Ltd. (Australia)	5,156	11,513
Israel Chemicals Ltd. (Israel)	2,284	10,755
Johnson Matthey PLC (United Kingdom)	624	24,947
JSR Corp. (Japan)	650	11,919
Kansai Paint Co. Ltd. (Japan)	600	14,685
Koninklijke DSM NV (Netherlands)	587	76,512
Koppers Holdings, Inc.*	6,301	240,824
Kronos Worldwide, Inc.	2,700	36,180
Kuraray Co. Ltd. (Japan)	1,000	12,148
LANXESS AG (Germany)	279	18,833
Mitsubishi Chemical Holdings Corp. (Japan)	4,100	30,648
Mitsubishi Gas Chemical Co., Inc. (Japan)	550	8,380
Mitsui Chemicals, Inc. (Japan)	600	14,645
Nippon Paint Holdings Co. Ltd. (Japan)	450	23,182
Nissan Chemical Corp. (Japan)	400	16,789
Nitto Denko Corp. (Japan)	530	29,795
Novozymes A/S (Denmark) (Class B Stock)	715	34,956
Orica Ltd. (Australia)	1,227	18,911
Orion Engineered Carbons SA (Luxembourg)	3,900	75,270
PolyOne Corp.	9,000	331,110
PQ Group Holdings, Inc.*	9,842	169,086
Sherwin-Williams Co. (The)	5,800	3,384,532
Shin-Etsu Chemical Co. Ltd. (Japan)	1,160	127,690
Showa Denko KK (Japan)	400	10,536
Sika AG (Switzerland)	411	77,249
Solvay SA (Belgium)	238	27,650
Sumitomo Chemical Co. Ltd. (Japan)	4,800	21,789
Symrise AG (Germany)	411	43,383
Taiyo Nippon Sanso Corp. (Japan)	500	11,084
Teijin Ltd. (Japan)	580	10,854
Toray Industries, Inc. (Japan)	4,400	29,816
Tosoh Corp. (Japan)	800	12,344
Umicore SA (Belgium)	638	31,087
Yara International ASA (Norway)	573	24,067
		13,273,841
Commercial Services & Supplies 0.3%
ACCO Brands Corp.	11,000	102,960
Brambles Ltd. (Australia)	5,138	42,321
CECO Environmental Corp.*	8,408	64,405
Copart, Inc.*	4,200	381,948
Dai Nippon Printing Co. Ltd. (Japan)	750	20,262
Deluxe Corp.	5,549	277,006

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Edenred (France)	766	$ 39,665
G4S PLC (United Kingdom)	4,980	14,417
Herman Miller, Inc.	1,301	54,187
ISS A/S (Denmark)	507	12,164
Knoll, Inc.	11,585	292,637
Mobile Mini, Inc.	500	18,955
Park24 Co. Ltd. (Japan)	400	9,784
Rentokil Initial PLC (United Kingdom)	5,975	35,913
Secom Co. Ltd. (Japan)	640	57,274
Securitas AB (Sweden) (Class B Stock)	1,011	17,432
Sohgo Security Services Co. Ltd. (Japan)	250	13,558
SP Plus Corp.*	3,200	135,776
Steelcase, Inc. (Class A Stock)	15,600	319,176
Tetra Tech, Inc.	2,100	180,936
Toppan Printing Co. Ltd. (Japan)	950	19,626
UniFirst Corp.	1,403	283,378
		2,393,780
Communications Equipment 0.7%
Acacia Communications, Inc.*	2,800	189,868
Cisco Systems, Inc.	129,017	6,187,655
Clearfield, Inc.*	1,114	15,529
Comtech Telecommunications Corp.	1,800	63,882
Extreme Networks, Inc.*	28,863	212,720
NetScout Systems, Inc.*	3,099	74,593
Nokia OYJ (Finland)	18,115	67,198
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	9,937	86,525
		6,897,970
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	842	33,750
Bouygues SA (France)	720	30,641
CIMIC Group Ltd. (Australia)	314	7,308
Eiffage SA (France)	252	28,843
EMCOR Group, Inc.	4,470	385,761
Ferrovial SA (Spain)	1,559	47,225
HOCHTIEF AG (Germany)	79	10,176
JGC Holdings Corp. (Japan)	700	11,214
Kajima Corp. (Japan)	1,500	19,943
MasTec, Inc.*	4,500	288,720
Obayashi Corp. (Japan)	2,100	23,355
Quanta Services, Inc.	17,191	699,846
Shimizu Corp. (Japan)	1,900	19,345

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Skanska AB (Sweden) (Class B Stock)	1,097	$ 24,772
Sterling Construction Co., Inc.*	1,400	19,712
Taisei Corp. (Japan)	630	26,170
Vinci SA (France)	1,652	183,869
		1,860,650
Construction Materials 0.5%
Boral Ltd. (Australia)	3,788	11,917
CRH PLC (Ireland)	2,621	105,063
Eagle Materials, Inc.	5,400	489,564
Fletcher Building Ltd. (New Zealand)	2,786	9,551
Forterra, Inc.*	1,800	20,808
HeidelbergCement AG (Germany)	481	35,288
James Hardie Industries PLC, CDI	1,426	27,888
LafargeHolcim Ltd. (Switzerland)*	1,621	90,002
Martin Marietta Materials, Inc.	10,000	2,796,400
Taiheiyo Cement Corp. (Japan)	450	13,203
United States Lime & Minerals, Inc.	200	18,060
Vulcan Materials Co.	7,889	1,135,937
		4,753,681
Consumer Finance 0.5%
Acom Co. Ltd. (Japan)	1,300	5,907
AEON Financial Service Co. Ltd. (Japan)	300	4,725
Capital One Financial Corp.	36,008	3,705,583
Credit Saison Co. Ltd. (Japan)	500	8,674
Encore Capital Group, Inc.*	1,700	60,112
Navient Corp.	41,500	567,720
OneMain Holdings, Inc.	5,700	240,255
Regional Management Corp.*	800	24,024
		4,617,000
Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	4,800	212,160
Sealed Air Corp.	21,500	856,345
Smurfit Kappa Group PLC (Ireland)	728	27,969
Toyo Seikan Group Holdings Ltd. (Japan)	400	6,890
		1,103,364
Distributors 0.3%
Core-Mark Holding Co., Inc.	1,035	28,142

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors (cont’d.)
Jardine Cycle & Carriage Ltd. (Singapore)	300	$ 6,726
LKQ Corp.*	76,500	2,731,050
		2,765,918
Diversified Consumer Services 0.2%
Adtalem Global Education, Inc.*	2,900	101,413
Benesse Holdings, Inc. (Japan)	250	6,572
Career Education Corp.*	4,800	88,272
Carriage Services, Inc.	8,100	207,360
Collectors Universe, Inc.	800	18,440
frontdoor, Inc.*	24,871	1,179,383
Laureate Education, Inc. (Class A Stock)*	15,900	279,999
WW International, Inc.*	2,238	85,514
		1,966,953
Diversified Financial Services 0.6%
AMP Ltd. (Australia)	10,817	14,552
Berkshire Hathaway, Inc. (Class B Stock)*	14,054	3,183,231
Cannae Holdings, Inc.*	600	22,314
Challenger Ltd. (Australia)	1,773	10,085
Eurazeo SE (France)	130	8,916
EXOR NV (Netherlands)	347	26,936
FGL Holdings(a)	26,631	283,620
Groupe Bruxelles Lambert SA (Belgium)	260	27,411
Industrivarden AB (Sweden) (Class C Stock)	537	12,953
Investor AB (Sweden) (Class B Stock)	1,465	79,958
Jefferies Financial Group, Inc.	75,900	1,621,983
Kinnevik AB (Sweden) (Class B Stock)	777	19,013
L E Lundbergforetagen AB (Sweden) (Class B Stock)	243	10,666
M&G PLC (United Kingdom)*	8,361	26,374
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,300	8,366
ORIX Corp. (Japan)	4,240	70,369
Pargesa Holding SA (Switzerland)	148	12,311
Tokyo Century Corp. (Japan)	100	5,330
Wendel SA (France)	90	11,960
		5,456,348
Diversified Telecommunication Services 1.6%
AT&T, Inc.	203,216	7,941,681
ATN International, Inc.	1,700	94,163
BT Group PLC (United Kingdom)	27,072	69,029
Cellnex Telecom SA (Spain), 144A	804	34,733

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	10,757	$ 175,725
Elisa OYJ (Finland)	456	25,159
HKT Trust & HKT Ltd. (Hong Kong)	12,720	17,940
Iliad SA (France)	86	11,224
Koninklijke KPN NV (Netherlands)	11,541	34,071
Nippon Telegraph & Telephone Corp. (Japan)	4,200	106,629
Orange SA (France)	6,433	94,649
PCCW Ltd. (Hong Kong)	11,400	6,748
Proximus SADP (Belgium)	488	13,955
Singapore Telecommunications Ltd. (Singapore)	26,200	65,625
Spark New Zealand Ltd. (New Zealand)	5,900	17,220
Swisscom AG (Switzerland)	83	43,940
Telecom Italia SpA (Italy)*	29,361	18,360
Telecom Italia SpA (Italy), RSP	19,334	11,867
Telefonica Deutschland Holding AG (Germany)	2,888	8,400
Telefonica SA (Spain)	15,065	105,343
Telenor ASA (Norway)	2,371	42,474
Telia Co. AB (Sweden)	9,072	39,003
Telstra Corp. Ltd. (Australia)	13,427	33,360
TPG Telecom Ltd. (Australia)	979	4,604
United Internet AG (Germany)	398	13,163
Verizon Communications, Inc.	100,600	6,176,840
		15,205,905
Electric Utilities 0.8%
ALLETE, Inc.(a)	2,106	170,944
AusNet Services (Australia)	5,756	6,867
Chubu Electric Power Co., Inc. (Japan)	2,100	29,683
Chugoku Electric Power Co., Inc. (The) (Japan)	900	11,826
CK Infrastructure Holdings Ltd. (Hong Kong)	2,300	16,373
CLP Holdings Ltd. (Hong Kong)	5,200	54,609
EDP - Energias de Portugal SA (Portugal)	8,212	35,588
Electricite de France SA (France)	1,943	21,655
Endesa SA (Spain)	1,021	27,280
Enel SpA (Italy)	26,155	207,720
Exelon Corp.	73,428	3,347,582
FirstEnergy Corp.	25,300	1,229,580
Fortum OYJ (Finland)	1,433	35,368
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	8,500	8,380
Iberdrola SA (Spain)	19,309	199,386
Kansai Electric Power Co., Inc. (The) (Japan)	2,300	26,682
Kyushu Electric Power Co., Inc. (Japan)	1,200	10,395
Mercury NZ Ltd. (New Zealand)	2,198	7,471

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
MGE Energy, Inc.	700	$ 55,174
Orsted A/S (Denmark), 144A	601	62,220
Portland General Electric Co.	6,333	353,318
Power Assets Holdings Ltd. (Hong Kong)	4,500	32,927
Red Electrica Corp. SA (Spain)	1,395	28,092
Southern Co. (The)	29,533	1,881,252
SSE PLC (United Kingdom)	3,304	63,059
Terna Rete Elettrica Nazionale SpA (Italy)	4,518	30,182
Tohoku Electric Power Co., Inc. (Japan)	1,400	13,856
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	4,900	20,912
Verbund AG (Austria)	219	11,002
		7,999,383
Electrical Equipment 0.4%
ABB Ltd. (Switzerland)	5,940	143,711
Acuity Brands, Inc.	12,800	1,766,400
Atkore International Group, Inc.*	7,800	315,588
AZZ, Inc.	1,100	50,545
Encore Wire Corp.	800	45,920
Fuji Electric Co. Ltd. (Japan)	400	12,153
Hubbell, Inc.	5,294	782,559
Legrand SA (France)	855	69,753
Melrose Industries PLC (United Kingdom)	15,598	49,916
Mitsubishi Electric Corp. (Japan)	5,900	80,196
Nidec Corp. (Japan)	700	95,479
Prysmian SpA (Italy)	772	18,651
Schneider Electric SE (France)	1,784	183,310
Siemens Gamesa Renewable Energy SA (Spain)	766	13,470
Vestas Wind Systems A/S (Denmark)	631	63,622
		3,691,273
Electronic Equipment, Instruments & Components 0.4%
Alps Alpine Co. Ltd. (Japan)	700	15,875
Anixter International, Inc.*	989	91,087
Belden, Inc.	683	37,565
Benchmark Electronics, Inc.	4,400	151,184
CDW Corp.	7,000	999,880
ePlus, Inc.*	400	33,716
Halma PLC (United Kingdom)	1,217	34,305
Hamamatsu Photonics KK (Japan)	450	18,409
Hexagon AB (Sweden) (Class B Stock)	837	46,862
Hirose Electric Co. Ltd. (Japan)	73	9,335
Hitachi High-Technologies Corp. (Japan)	250	17,647

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hitachi Ltd. (Japan)	3,160	$ 133,123
Ingenico Group SA (France)	196	21,288
Itron, Inc.*	4,573	383,903
Jabil, Inc.	4,400	181,852
Keyence Corp. (Japan)	590	207,728
Kyocera Corp. (Japan)	1,040	70,896
Methode Electronics, Inc.	1,800	70,830
MTS Systems Corp.	300	14,409
Murata Manufacturing Co. Ltd. (Japan)	1,890	115,987
Omron Corp. (Japan)	600	34,850
PC Connection, Inc.	2,305	114,466
Plexus Corp.*	300	23,082
Sanmina Corp.*	2,000	68,480
ScanSource, Inc.*	4,600	169,970
Shimadzu Corp. (Japan)	700	21,984
TDK Corp. (Japan)	380	42,815
Tech Data Corp.*	3,117	447,601
Venture Corp. Ltd. (Singapore)	900	10,884
Yaskawa Electric Corp. (Japan)	800	30,082
Yokogawa Electric Corp. (Japan)	700	12,319
		3,632,414
Energy Equipment & Services 0.2%
Archrock, Inc.	14,346	144,034
Matrix Service Co.*	11,252	257,446
National Oilwell Varco, Inc.	67,200	1,683,360
Parker Drilling Co.*	2,000	45,000
Tenaris SA (Luxembourg)	1,510	17,055
Worley Ltd. (Australia)	1,033	11,202
		2,158,097
Entertainment 0.6%
Electronic Arts, Inc.*	26,400	2,838,264
Konami Holdings Corp. (Japan)	300	12,346
Marcus Corp. (The)	2,800	88,956
Nexon Co. Ltd. (Japan)*	1,600	21,226
Nintendo Co. Ltd. (Japan)	365	147,126
Square Enix Holdings Co. Ltd. (Japan)	300	14,934
Take-Two Interactive Software, Inc.*	22,600	2,766,918
Toho Co. Ltd. (Japan)	400	16,649

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Ubisoft Entertainment SA (France)*	268	$ 18,540
Vivendi SA (France)	2,755	79,761
		6,004,720
Equity Real Estate Investment Trusts (REITs) 1.6%
American Assets Trust, Inc.	5,700	261,630
American Tower Corp.	2,170	498,709
Apple Hospitality REIT, Inc.	118,008	1,917,630
Armada Hoffler Properties, Inc.	5,900	108,265
Ascendas Real Estate Investment Trust (Singapore)	10,596	23,402
Ashford Hospitality Trust, Inc.	6,200	17,298
Braemar Hotels & Resorts, Inc.	2,600	23,218
Brandywine Realty Trust	64,443	1,014,977
British Land Co. PLC (The) (United Kingdom)	2,922	24,868
Brixmor Property Group, Inc.	19,400	419,234
CapitaLand Commercial Trust (Singapore)	8,364	12,390
CapitaLand Mall Trust (Singapore)	8,300	15,181
City Office REIT, Inc.	3,097	41,871
CoreCivic, Inc.	32,755	569,282
CorePoint Lodging, Inc.	400	4,272
Covivio (France)	148	16,789
Crown Castle International Corp.	18,300	2,601,345
Daiwa House REIT Investment Corp. (Japan)	6	15,656
Dexus (Australia)	3,509	28,917
DiamondRock Hospitality Co.	28,336	313,963
EPR Properties	22,200	1,568,208
Franklin Street Properties Corp.	26,661	228,218
Gaming & Leisure Properties, Inc.	49,800	2,143,890
Gecina SA (France)	147	26,328
GEO Group, Inc. (The)	16,803	279,098
Gladstone Commercial Corp.	1,000	21,860
Goodman Group (Australia)	5,198	48,909
GPT Group (The) (Australia)	6,045	23,797
Hersha Hospitality Trust	3,300	48,015
ICADE (France)	96	10,459
iStar, Inc.	3,000	43,530
Japan Prime Realty Investment Corp. (Japan)	3	13,173
Japan Real Estate Investment Corp. (Japan)	4	26,539
Japan Retail Fund Investment Corp. (Japan)	8	17,176
Kite Realty Group Trust	17,095	333,865
Klepierre SA (France)	668	25,378
Land Securities Group PLC (United Kingdom)	2,276	29,915
Lexington Realty Trust	5,900	62,658
Link REIT (Hong Kong)	6,800	72,135

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mapletree Commercial Trust (Singapore)	6,500	$ 11,556
Mirvac Group (Australia)	12,548	28,007
Nippon Building Fund, Inc. (Japan)	4	29,289
Nippon Prologis REIT, Inc. (Japan)	6	15,262
Nomura Real Estate Master Fund, Inc. (Japan)	13	22,180
Office Properties Income Trust	169	5,432
Orix JREIT, Inc. (Japan)	8	17,362
Pebblebrook Hotel Trust	1,500	40,215
RLJ Lodging Trust	18,358	325,304
RPT Realty	2,100	31,584
Ryman Hospitality Properties, Inc.	4,125	357,472
Sabra Health Care REIT, Inc.	11,000	234,740
Scentre Group (Australia)	17,045	45,992
Segro PLC (United Kingdom)	3,501	41,710
Senior Housing Properties Trust	20,600	173,864
Stockland (Australia)	7,719	25,020
Sunstone Hotel Investors, Inc.	18,772	261,306
Suntec Real Estate Investment Trust (Singapore)	6,000	8,214
Unibail-Rodamco-Westfield (France)	448	70,733
United Urban Investment Corp. (Japan)	9	16,874
Vicinity Centres (Australia)	10,435	18,264
Xenia Hotels & Resorts, Inc.	11,166	241,297
		14,973,725
Food & Staples Retailing 0.6%
Aeon Co. Ltd. (Japan)	2,100	43,332
Carrefour SA (France)	1,950	32,691
Casino Guichard Perrachon SA (France)	176	8,226
Coles Group Ltd. (Australia)	3,659	38,124
Colruyt SA (Belgium)	186	9,704
Costco Wholesale Corp.	7,300	2,145,616
Dairy Farm International Holdings Ltd. (Hong Kong)	1,100	6,272
FamilyMart Co. Ltd. (Japan)	840	20,188
ICA Gruppen AB (Sweden)	291	13,567
J Sainsbury PLC (United Kingdom)	5,752	17,531
Jeronimo Martins SGPS SA (Portugal)	805	13,258
Koninklijke Ahold Delhaize NV (Netherlands)	3,811	95,260
Lawson, Inc. (Japan)	200	11,350
METRO AG (Germany)	587	9,396
Performance Food Group Co.*	4,700	241,956
Seven & i Holdings Co. Ltd. (Japan)	2,400	88,023
Sundrug Co. Ltd. (Japan)	250	9,045
Tesco PLC (United Kingdom)	31,651	107,103
Tsuruha Holdings, Inc. (Japan)	80	10,274

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*	790	$ 6,920
Village Super Market, Inc. (Class A Stock)	900	20,880
Walgreens Boots Alliance, Inc.	36,100	2,128,456
Walmart, Inc.	7,769	923,268
Welcia Holdings Co. Ltd. (Japan)	200	12,726
Wm Morrison Supermarkets PLC (United Kingdom)	7,636	20,209
Woolworths Group Ltd. (Australia)	4,068	103,302
		6,136,677
Food Products 1.2%
a2 Milk Co. Ltd. (New Zealand)*	2,385	24,171
Ajinomoto Co., Inc. (Japan)	1,400	23,317
Archer-Daniels-Midland Co.	21,700	1,005,795
Associated British Foods PLC (United Kingdom)	1,162	40,146
Barry Callebaut AG (Switzerland)	8	17,674
Bunge Ltd.	41,700	2,399,835
Calbee, Inc. (Japan)	250	8,153
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	7	54,324
Danone SA (France)	1,986	164,913
Darling Ingredients, Inc.*	10,900	306,072
John B. Sanfilippo & Son, Inc.	1,949	177,905
Kerry Group PLC (Ireland) (Class A Stock)	512	63,839
Kikkoman Corp. (Japan)	450	22,083
MEIJI Holdings Co. Ltd. (Japan)	350	23,683
Mowi ASA (Norway)	1,410	36,605
Nestle SA (Switzerland)	9,602	1,039,449
NH Foods Ltd. (Japan)	250	10,348
Nisshin Seifun Group, Inc. (Japan)	705	12,302
Nissin Foods Holdings Co. Ltd. (Japan)	200	14,849
Orkla ASA (Norway)	2,455	24,882
Pilgrim’s Pride Corp.*	62,500	2,044,688
Toyo Suisan Kaisha Ltd. (Japan)	300	12,745
Tyson Foods, Inc. (Class A Stock)	39,096	3,559,300
Vitasoy International Holdings Ltd. (Hong Kong)	3,000	10,904
WH Group Ltd. (Hong Kong), 144A	30,500	31,588
Wilmar International Ltd. (Singapore)	6,100	18,701
Yakult Honsha Co. Ltd. (Japan)	400	22,046
Yamazaki Baking Co. Ltd. (Japan)	500	8,914
		11,179,231
Gas Utilities 0.3%
APA Group (Australia)	3,771	29,443
Chesapeake Utilities Corp.	1,697	162,624

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities (cont’d.)
Enagas SA (Spain)	732	$ 18,675
Hong Kong & China Gas Co. Ltd. (Hong Kong)	32,360	63,268
Naturgy Energy Group SA (Spain)	970	24,455
Osaka Gas Co. Ltd. (Japan)	1,200	22,968
Snam SpA (Italy)	6,690	35,201
Spire, Inc.	4,027	335,489
Toho Gas Co. Ltd. (Japan)	260	10,617
Tokyo Gas Co. Ltd. (Japan)	1,200	29,141
UGI Corp.	56,561	2,554,295
		3,286,176
Health Care Equipment & Supplies 2.5%
Alcon, Inc. (Switzerland)*	1,340	75,801
AngioDynamics, Inc.*	11,300	180,913
Asahi Intecc Co. Ltd. (Japan)	700	20,464
Atrion Corp.	155	116,482
Baxter International, Inc.	30,877	2,581,935
Becton, Dickinson & Co.	9,100	2,474,927
BioMerieux (France)	134	11,937
Cardiovascular Systems, Inc.*	2,100	102,039
Carl Zeiss Meditec AG (Germany)	129	16,521
Cochlear Ltd. (Australia)	186	29,406
Coloplast A/S (Denmark) (Class B Stock)	383	47,475
CONMED Corp.	3,000	335,490
Demant A/S (Denmark)*	364	11,465
DENTSPLY SIRONA, Inc.	38,300	2,167,397
Edwards Lifesciences Corp.*	14,500	3,382,705
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,857	27,711
Globus Medical, Inc. (Class A Stock)*	4,600	270,848
Haemonetics Corp.*	2,204	253,240
Hologic, Inc.*	49,400	2,579,174
Hoya Corp. (Japan)	1,250	119,540
Integer Holdings Corp.*	4,249	341,747
Intuitive Surgical, Inc.*	1,000	591,150
Koninklijke Philips NV (Netherlands)	2,954	144,461
Lantheus Holdings, Inc.*	10,541	216,196
LivaNova PLC (United Kingdom)*	2,900	218,747
Medtronic PLC	46,237	5,245,588
Natus Medical, Inc.*	6,400	211,136
Olympus Corp. (Japan)	3,820	59,709
Quidel Corp.*	1,000	75,030
Siemens Healthineers AG (Germany), 144A	484	23,280
Smith & Nephew PLC (United Kingdom)	2,824	68,778
Sonova Holding AG (Switzerland)	180	41,188

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Straumann Holding AG (Switzerland)	33	$ 32,428
Stryker Corp.	10,354	2,173,719
Sysmex Corp. (Japan)	500	34,109
Terumo Corp. (Japan)	2,100	74,660
		24,357,396
Health Care Providers & Services 1.4%
Alfresa Holdings Corp. (Japan)	600	12,175
AMN Healthcare Services, Inc.*	2,100	130,851
Anthem, Inc.	1,800	543,654
Cigna Corp.	21,853	4,468,720
CVS Health Corp.	62,500	4,643,125
Fresenius Medical Care AG & Co. KGaA (Germany)	697	51,753
Fresenius SE & Co. KGaA (Germany)	1,357	76,571
HCA Healthcare, Inc.	17,934	2,650,825
Magellan Health, Inc.*	4,293	335,927
Medipal Holdings Corp. (Japan)	600	13,225
National HealthCare Corp.	800	69,144
NMC Health PLC (United Arab Emirates)	303	7,104
Ramsay Health Care Ltd. (Australia)	522	26,542
Ryman Healthcare Ltd. (New Zealand)	1,290	14,194
Select Medical Holdings Corp.*	12,494	291,610
Sonic Healthcare Ltd. (Australia)	1,449	29,241
Suzuken Co. Ltd. (Japan)	265	10,793
Tenet Healthcare Corp.*	6,700	254,801
		13,630,255
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	18,781	184,336
Computer Programs & Systems, Inc.	2,300	60,720
M3, Inc. (Japan)	1,400	42,201
NextGen Healthcare, Inc.*	9,735	156,441
Omnicell, Inc.*	3,763	307,512
Simulations Plus, Inc.	4,585	133,286
		884,496
Hotels, Restaurants & Leisure 0.8%
Accor SA (France)	589	27,605
Aristocrat Leisure Ltd. (Australia)	1,851	43,855
Biglari Holdings, Inc. (Class B Stock)*	470	53,777
Brinker International, Inc.	6,896	289,632
Carnival PLC	529	25,514

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Century Casinos, Inc.*	3,677	$ 29,122
Compass Group PLC (United Kingdom)	5,090	127,715
Crown Resorts Ltd. (Australia)	1,195	10,069
Del Taco Restaurants, Inc.*	2,000	15,810
Everi Holdings, Inc.*	5,400	72,522
Extended Stay America, Inc., UTS	21,200	315,032
Flight Centre Travel Group Ltd. (Australia)	181	5,599
Flutter Entertainment PLC (Ireland)	253	30,807
Galaxy Entertainment Group Ltd. (Macau)	7,000	51,624
Genting Singapore Ltd. (Singapore)	19,500	13,345
GVC Holdings PLC (United Kingdom)	1,886	22,121
InterContinental Hotels Group PLC (United Kingdom)	552	38,146
Jack in the Box, Inc.	881	68,744
McDonald’s Corp.	5,300	1,047,333
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	9,634
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	633	15,300
Oriental Land Co. Ltd. (Japan)	630	85,969
Penn National Gaming, Inc.*	4,200	107,352
RCI Hospitality Holdings, Inc.	9,727	199,404
Sands China Ltd. (Macau)	7,600	40,681
SJM Holdings Ltd. (Macau)	6,000	6,845
Sodexo SA (France)	285	33,767
Starbucks Corp.	52,304	4,598,568
Tabcorp Holdings Ltd. (Australia)	6,481	20,593
Texas Roadhouse, Inc.	1,800	101,376
TUI AG (Germany)	1,404	17,780
Twin River Worldwide Holdings, Inc.	2,100	53,865
Whitbread PLC (United Kingdom)	430	27,599
Wynn Macau Ltd. (Macau)	4,900	11,962
		7,619,067
Household Durables 0.5%
Barratt Developments PLC (United Kingdom)	3,293	32,713
Berkeley Group Holdings PLC (United Kingdom)	396	25,482
Casio Computer Co. Ltd. (Japan)	600	12,015
Cavco Industries, Inc.*	810	158,258
Electrolux AB (Sweden) (Class B Stock)	725	17,786
Husqvarna AB (Sweden) (Class B Stock)	1,343	10,755
Iida Group Holdings Co. Ltd. (Japan)	500	8,767
Lennar Corp. (Class A Stock)	7,900	440,741
M/I Homes, Inc.*(a)	7,014	276,001
MDC Holdings, Inc.	1,900	72,504
Meritage Homes Corp.*	4,400	268,884
Nikon Corp. (Japan)	1,000	12,226

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Panasonic Corp. (Japan)	7,100	$ 66,597
Persimmon PLC (United Kingdom)	1,027	36,842
Rinnai Corp. (Japan)	70	5,467
SEB SA (France)	73	10,850
Sekisui Chemical Co. Ltd. (Japan)	1,200	20,839
Sekisui House Ltd. (Japan)	2,000	42,812
Sharp Corp. (Japan)	680	10,431
Sony Corp. (Japan)	4,150	282,079
Taylor Morrison Home Corp.*	5,200	113,672
Taylor Wimpey PLC (United Kingdom)	10,906	28,100
TopBuild Corp.*	2,280	235,022
TRI Pointe Group, Inc.*	1,300	20,254
Universal Electronics, Inc.*	700	36,582
Whirlpool Corp.	14,600	2,153,938
		4,399,617
Household Products 0.9%
Essity AB (Sweden) (Class B Stock)	1,956	62,880
Henkel AG & Co. KGaA (Germany)	335	31,675
Lion Corp. (Japan)	700	13,618
Pigeon Corp. (Japan)	400	14,696
Procter & Gamble Co. (The)	68,019	8,495,573
Reckitt Benckiser Group PLC (United Kingdom)	2,275	184,734
Unicharm Corp. (Japan)	1,300	43,996
		8,847,172
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	3,525	8,213
Electric Power Development Co. Ltd. (Japan)	500	12,122
Meridian Energy Ltd. (New Zealand)	4,139	13,933
NRG Energy, Inc.	48,340	1,921,515
Uniper SE (Germany)	647	21,430
Vistra Energy Corp.	93,691	2,153,956
		4,131,169
Industrial Conglomerates 0.6%
3M Co.	1,700	299,914
CK Hutchison Holdings Ltd. (United Kingdom)	8,657	82,616
DCC PLC (United Kingdom)	316	27,440
General Electric Co.	444,184	4,957,094
Honeywell International, Inc.	1,300	230,100
Jardine Matheson Holdings Ltd. (Hong Kong)	700	38,900

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
Jardine Strategic Holdings Ltd. (Hong Kong)	700	$ 21,433
Keihan Holdings Co. Ltd. (Japan)	350	16,986
Keppel Corp. Ltd. (Singapore)	4,700	23,734
NWS Holdings Ltd. (Hong Kong)	5,900	8,283
Sembcorp Industries Ltd. (Singapore)	3,200	5,455
Siemens AG (Germany)	2,468	323,405
Smiths Group PLC (United Kingdom)	1,278	28,681
Toshiba Corp. (Japan)	1,570	53,347
		6,117,388
Insurance 1.6%
Admiral Group PLC (United Kingdom)	614	18,778
Aegon NV (Netherlands)	6,100	27,879
Ageas (Belgium)	589	34,845
AIA Group Ltd. (Hong Kong)	38,900	408,857
Allianz SE (Germany)	1,368	335,279
Allstate Corp. (The)	28,700	3,227,315
American Equity Investment Life Holding Co.	12,189	364,817
American International Group, Inc.	64,080	3,289,226
Assicurazioni Generali SpA (Italy)	3,532	72,917
Aviva PLC (United Kingdom)	12,588	70,220
AXA SA (France)	6,256	176,275
Baloise Holding AG (Switzerland)	157	28,390
CNP Assurances (France)	552	10,987
Dai-ichi Life Holdings, Inc. (Japan)	3,527	58,252
Direct Line Insurance Group PLC (United Kingdom)	4,439	18,403
FedNat Holding Co.	1,000	16,630
Genworth Financial, Inc. (Class A Stock)*	37,000	162,800
Gjensidige Forsikring ASA (Norway)	641	13,438
Hallmark Financial Services, Inc.*	1,830	32,153
Hannover Rueck SE (Germany)	194	37,540
Insurance Australia Group Ltd. (Australia)	7,448	40,040
Japan Post Holdings Co. Ltd. (Japan)	5,100	47,919
Japan Post Insurance Co. Ltd. (Japan)	750	12,722
Legal & General Group PLC (United Kingdom)	19,100	77,260
Mapfre SA (Spain)	3,463	9,176
Medibank Private Ltd. (Australia)	8,889	19,707
MetLife, Inc.	71,276	3,632,938
MS&AD Insurance Group Holdings, Inc. (Japan)	1,490	49,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	466	137,467
National General Holdings Corp.	9,130	201,773
NN Group NV (Netherlands)	1,033	39,218
Poste Italiane SpA (Italy), 144A	1,678	19,026

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	27,300	$ 1,976,247
Protective Insurance Corp. (Class B Stock)	800	12,872
Prudential PLC (United Kingdom)	8,361	160,911
QBE Insurance Group Ltd. (Australia)	4,280	38,665
RSA Insurance Group PLC (United Kingdom)	3,310	24,829
Sampo OYJ (Finland) (Class A Stock)	1,433	62,567
SCOR SE (France)	524	21,997
Selective Insurance Group, Inc.	2,876	187,486
Sompo Holdings, Inc. (Japan)	1,095	42,922
Sony Financial Holdings, Inc. (Japan)	500	11,980
Suncorp Group Ltd. (Australia)	4,054	36,872
Swiss Life Holding AG (Switzerland)	110	55,244
Swiss Re AG (Switzerland)	981	110,156
T&D Holdings, Inc. (Japan)	1,800	22,796
Third Point Reinsurance Ltd. (Bermuda)*	4,300	45,236
Tokio Marine Holdings, Inc. (Japan)	2,070	115,459
Tryg A/S (Denmark)	388	11,505
Zurich Insurance Group AG (Switzerland)	488	200,182
		15,829,344
Interactive Media & Services 3.0%
Alphabet, Inc. (Class A Stock)*	6,425	8,605,581
Alphabet, Inc. (Class C Stock)*	5,647	7,550,152
Auto Trader Group PLC (United Kingdom), 144A	3,004	23,694
Cars.com, Inc.*	18,000	219,960
Facebook, Inc. (Class A Stock)*	59,674	12,248,088
Kakaku.com, Inc. (Japan)	500	12,713
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	14,715	108,155
LINE Corp. (Japan)*	200	9,801
REA Group Ltd. (Australia)	170	12,344
TripAdvisor, Inc.	5,000	151,900
Z Holdings Corp. (Japan)	9,256	39,065
		28,981,453
Internet & Direct Marketing Retail 1.8%
1-800-Flowers.com, Inc. (Class A Stock)*	10,408	150,916
Amazon.com, Inc.*	5,067	9,363,005
Booking Holdings, Inc.*	2,000	4,107,460
Delivery Hero SE (Germany), 144A*	365	28,924
eBay, Inc.	89,413	3,228,704
Mercari, Inc. (Japan)*	200	4,076
Ocado Group PLC (United Kingdom)*	1,464	24,851
Prosus NV (China)*	1,570	117,402

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail (cont’d.)
Qurate Retail, Inc. (Class A Stock)*	33,700	$ 284,091
Rakuten, Inc. (Japan)	2,810	23,968
Zalando SE (Germany), 144A*	447	22,669
ZOZO, Inc. (Japan)	400	7,646
		17,363,712
IT Services 2.7%
Accenture PLC (Class A Stock)	25,470	5,363,218
Adyen NV (Netherlands), 144A*	32	26,255
Alliance Data Systems Corp.	11,800	1,323,960
Amadeus IT Group SA (Spain)	1,403	114,691
Atos SE (France)	310	25,907
Capgemini SE (France)	511	62,435
Cardtronics PLC (Class A Stock)*	2,550	113,858
Cognizant Technology Solutions Corp. (Class A Stock)	49,800	3,088,596
Computershare Ltd. (Australia)	1,584	18,678
CoreLogic, Inc.*	24,200	1,057,782
EVERTEC, Inc. (Puerto Rico)	3,324	113,149
FleetCor Technologies, Inc.*	4,900	1,409,828
Fujitsu Ltd. (Japan)	630	59,246
Genpact Ltd.	4,100	172,897
GMO Payment Gateway, Inc. (Japan)	100	6,855
Hackett Group, Inc. (The)	1,100	17,754
International Business Machines Corp.	8,354	1,119,770
Itochu Techno-Solutions Corp. (Japan)	300	8,459
KBR, Inc.	12,799	390,370
Leidos Holdings, Inc.	29,600	2,897,544
NEC Corp. (Japan)	810	33,492
Nomura Research Institute Ltd. (Japan)	1,106	23,678
NTT Data Corp. (Japan)	2,045	27,416
Obic Co. Ltd. (Japan)	240	32,347
Otsuka Corp. (Japan)	370	14,805
Perspecta, Inc.	13,552	358,315
TTEC Holdings, Inc.	3,579	141,800
Virtusa Corp.*	7,000	317,310
Visa, Inc. (Class A Stock)	37,575	7,060,343
Wirecard AG (Germany)	381	46,317
Wix.com Ltd. (Israel)*	151	18,479
Worldline SA (France), 144A*	324	22,969
		25,488,523
Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	36,429

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Johnson Outdoors, Inc. (Class A Stock)	702	$ 53,843
Malibu Boats, Inc. (Class A Stock)*	500	20,475
MasterCraft Boat Holdings, Inc.*	9,859	155,279
Sankyo Co. Ltd. (Japan)	150	4,972
Sega Sammy Holdings, Inc. (Japan)	600	8,680
Shimano, Inc. (Japan)	270	43,940
Yamaha Corp. (Japan)	500	27,757
		351,375
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE (Luxembourg)	38	21,075
IQVIA Holdings, Inc.*	7,600	1,174,276
Lonza Group AG (Switzerland)*	240	87,575
Medpace Holdings, Inc.*	3,200	268,992
QIAGEN NV*	749	25,616
Repligen Corp.*	626	57,905
Sartorius Stedim Biotech (France)	89	14,767
Syneos Health, Inc.*	1,774	105,509
Thermo Fisher Scientific, Inc.	6,873	2,232,832
		3,988,547
Machinery 0.8%
Alfa Laval AB (Sweden)	1,012	25,486
Allison Transmission Holdings, Inc.	800	38,656
Alstom SA (France)	615	29,218
Amada Holdings Co. Ltd. (Japan)	1,100	12,504
ANDRITZ AG (Austria)	236	10,200
Atlas Copco AB (Sweden) (Class A Stock)	2,154	85,892
Atlas Copco AB (Sweden) (Class B Stock)	1,255	43,565
CNH Industrial NV (United Kingdom)	3,257	35,778
Commercial Vehicle Group, Inc.*	5,600	35,560
Daifuku Co. Ltd. (Japan)	360	21,788
Dover Corp.	6,373	734,552
Epiroc AB (Sweden) (Class A Stock)	2,136	26,052
Epiroc AB (Sweden) (Class B Stock)	1,256	14,872
FANUC Corp. (Japan)	650	120,051
Federal Signal Corp.	6,384	205,884
Gates Industrial Corp. PLC*(a)	87,944	1,210,109
GEA Group AG (Germany)	497	16,401
Hillenbrand, Inc.	2,580	85,940
Hino Motors Ltd. (Japan)	900	9,543
Hitachi Construction Machinery Co. Ltd. (Japan)	300	8,958
Hoshizaki Corp. (Japan)	220	19,621

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
IHI Corp. (Japan)	520	$ 12,152
JTEKT Corp. (Japan)	700	8,258
Kawasaki Heavy Industries Ltd. (Japan)	460	10,047
KION Group AG (Germany)	209	14,439
Knorr-Bremse AG (Germany)	156	15,964
Komatsu Ltd. (Japan)	3,000	72,199
Kone OYJ (Finland) (Class B Stock)	1,095	71,539
Kubota Corp. (Japan)	3,400	53,367
Kurita Water Industries Ltd. (Japan)	300	8,897
LB Foster Co. (Class A Stock)*	800	15,504
Makita Corp. (Japan)	750	26,008
Meritor, Inc.*	1,077	28,207
Metso OYJ (Finland)	337	13,296
MINEBEA MITSUMI, Inc. (Japan)	1,200	24,811
MISUMI Group, Inc. (Japan)	900	22,303
Mitsubishi Heavy Industries Ltd. (Japan)	1,000	38,831
Mueller Industries, Inc.	7,100	225,425
Nabtesco Corp. (Japan)	400	11,817
Navistar International Corp.*	1,400	40,516
NGK Insulators Ltd. (Japan)	800	13,892
NSK Ltd. (Japan)	1,200	11,346
Oshkosh Corp.	29,964	2,836,093
Park-Ohio Holdings Corp.	1,700	57,205
Rexnord Corp.*	6,100	198,982
Sandvik AB (Sweden)	3,623	70,560
Schindler Holding AG (Switzerland)	65	15,927
Schindler Holding AG (Switzerland), Part. Cert	132	33,560
SKF AB (Sweden) (Class B Stock)	1,217	24,587
SMC Corp. (Japan)	190	86,694
Spirax-Sarco Engineering PLC (United Kingdom)	236	27,802
SPX Corp.*	4,300	218,784
Standex International Corp.	500	39,675
Sumitomo Heavy Industries Ltd. (Japan)	340	9,669
Techtronic Industries Co. Ltd. (Hong Kong)	4,500	36,853
Terex Corp.	5,500	163,790
THK Co. Ltd. (Japan)	450	12,153
Timken Co. (The)	5,335	300,414
Volvo AB (Sweden) (Class B Stock)	4,760	79,653
Wabash National Corp.	17,116	251,434
Wartsila OYJ Abp (Finland)	1,430	15,826
Weir Group PLC (The) (United Kingdom)	838	16,765
Yangzijiang Shipbuilding Holdings Ltd. (China)	7,600	6,355
		8,032,229

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Marine 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	12	$ 16,253
AP Moller - Maersk A/S (Denmark) (Class B Stock)	21	30,250
Kuehne + Nagel International AG (Switzerland)	174	29,348
Mitsui OSK Lines Ltd. (Japan)	420	11,550
Nippon Yusen KK (Japan)	590	10,671
		98,072
Media 0.8%
Altice Europe NV (Netherlands)*	2,177	14,066
Charter Communications, Inc. (Class A Stock)*	300	145,524
Comcast Corp. (Class A Stock)	11,553	519,538
CyberAgent, Inc. (Japan)	350	12,205
Dentsu Group, Inc. (Japan)	700	24,085
Discovery, Inc. (Class A Stock)*(a)	43,300	1,417,642
Discovery, Inc. (Class C Stock)*	67,110	2,046,184
DISH Network Corp. (Class A Stock)*	28,700	1,017,989
Entercom Communications Corp. (Class A Stock)	18,615	86,374
Eutelsat Communications SA (France)	557	9,060
Gray Television, Inc.*	1,200	25,728
Hakuhodo DY Holdings, Inc. (Japan)	760	12,229
Informa PLC (United Kingdom)	4,029	45,812
ITV PLC (United Kingdom)	11,628	23,335
JCDecaux SA (France)	241	7,430
Liberty Latin America Ltd. (Chile) (Class A Stock)*	2,398	46,281
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	7,596	147,818
Pearson PLC (United Kingdom)	2,508	21,185
Publicis Groupe SA (France)	684	30,984
Schibsted ASA (Norway) (Class B Stock)	319	9,140
SES SA (Luxembourg)	1,177	16,499
Singapore Press Holdings Ltd. (Singapore)	5,200	8,440
TEGNA, Inc.	1,000	16,690
Telenet Group Holding NV (Belgium)	151	6,786
ViacomCBS, Inc. (Class B Stock)	45,911	1,926,885
WideOpenWest, Inc.*	6,700	49,714
WPP PLC (United Kingdom)	4,051	57,417
		7,745,040
Metals & Mining 0.2%
Allegheny Technologies, Inc.*	14,600	301,636
Alumina Ltd. (Australia)	7,891	12,741
Anglo American PLC (South Africa)	3,366	97,516
Antofagasta PLC (Chile)	1,255	15,337
ArcelorMittal SA (Luxembourg)	2,122	37,485

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
BHP Group Ltd. (Australia)	9,499	$ 259,828
BHP Group PLC (Australia)	6,780	159,729
BlueScope Steel Ltd. (Australia)	1,711	18,116
Boliden AB (Sweden)	882	23,434
Commercial Metals Co.	4,500	100,215
Evraz PLC (Russia)	1,601	8,629
Fortescue Metals Group Ltd. (Australia)	4,515	33,970
Glencore PLC (Switzerland)*	35,842	111,882
Hitachi Metals Ltd. (Japan)	600	8,834
JFE Holdings, Inc. (Japan)	1,600	20,566
Maruichi Steel Tube Ltd. (Japan)	200	5,630
Mitsubishi Materials Corp. (Japan)	310	8,439
Newcrest Mining Ltd. (Australia)	2,473	52,327
Nippon Steel Corp. (Japan)	2,617	39,520
Norsk Hydro ASA (Norway)	4,334	16,129
Olympic Steel, Inc.	800	14,336
Rio Tinto Ltd. (Australia)	1,197	84,525
Rio Tinto PLC (Australia)	3,628	217,139
Ryerson Holding Corp.*	17,604	208,255
South32 Ltd. (Australia)	16,331	30,948
Sumitomo Metal Mining Co. Ltd. (Japan)	800	25,864
thyssenkrupp AG (Germany)	1,310	17,809
voestalpine AG (Austria)	375	10,522
		1,941,361
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	10,205	157,361
Colony Credit Real Estate, Inc.	11,700	153,972
Exantas Capital Corp.	850	10,039
Invesco Mortgage Capital, Inc.	10,058	167,466
Ladder Capital Corp.	15,111	272,602
Western Asset Mortgage Capital Corp.	21,645	223,593
		985,033
Multiline Retail 0.6%
Big Lots, Inc.	9,540	273,989
Dollar General Corp.	4,700	733,106
Harvey Norman Holdings Ltd. (Australia)	1,420	4,061
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,100	9,903
J Front Retailing Co. Ltd. (Japan)	750	10,485
Marks & Spencer Group PLC (United Kingdom)	5,898	16,801
Marui Group Co. Ltd. (Japan)	700	17,108
Next PLC (United Kingdom)	453	42,087

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Pan Pacific International Holdings Corp. (Japan)	1,400	$ 23,238
Ryohin Keikaku Co. Ltd. (Japan)	900	20,971
Target Corp.	36,500	4,679,665
Wesfarmers Ltd. (Australia)	3,734	108,439
		5,939,853
Multi-Utilities 0.5%
AGL Energy Ltd. (Australia)	2,102	30,256
Avista Corp.	1,900	91,371
Centrica PLC (United Kingdom)	18,350	21,721
Dominion Energy, Inc.	21,114	1,748,662
E.ON SE (Germany)	7,244	77,471
Engie SA (France)	5,886	95,152
MDU Resources Group, Inc.	9,800	291,158
National Grid PLC (United Kingdom)	11,229	140,844
RWE AG (Germany)	1,884	58,045
Sempra Energy	11,000	1,666,280
Suez (France)	1,095	16,589
Veolia Environnement SA (France)	1,732	46,121
		4,283,670
Oil, Gas & Consumable Fuels 2.0%
Aker BP ASA (Norway)	352	11,556
Ardmore Shipping Corp. (Ireland)*	21,300	192,765
BP PLC (United Kingdom)	65,556	411,109
Caltex Australia Ltd. (Australia)	812	19,390
Chevron Corp.	26,173	3,154,108
ConocoPhillips	39,320	2,556,980
Delek US Holdings, Inc.	1,078	36,145
Eni SpA (Italy)	8,198	127,247
Equinor ASA (Norway)	3,216	64,214
Exxon Mobil Corp.	18,656	1,301,816
Galp Energia SGPS SA (Portugal)	1,606	26,916
HollyFrontier Corp.	31,600	1,602,436
Idemitsu Kosan Co. Ltd. (Japan)	664	18,264
Inpex Corp. (Japan)	3,281	34,125
JXTG Holdings, Inc. (Japan)	10,285	46,763
Kinder Morgan, Inc.	45,624	965,860
Koninklijke Vopak NV (Netherlands)	226	12,264
Lundin Petroleum AB (Sweden)	604	20,527
Neste OYJ (Finland)	1,359	47,317
Oil Search Ltd. (Australia)	4,428	22,616
OMV AG (Austria)	476	26,748

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Origin Energy Ltd. (Australia)	5,704	$ 33,885
Phillips 66	31,300	3,487,133
Repsol SA (Spain)	4,715	73,928
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	13,805	409,949
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	12,043	358,457
Santos Ltd. (Australia)	5,717	32,918
Scorpio Tankers, Inc. (Monaco)	992	39,025
SM Energy Co.	7,500	84,300
TOTAL SA (France)	7,744	428,800
Valero Energy Corp.	34,100	3,193,465
Washington H Soul Pattinson & Co. Ltd. (Australia)	388	5,870
Woodside Petroleum Ltd. (Australia)	3,021	73,355
World Fuel Services Corp.	8,689	377,276
		19,297,527
Paper & Forest Products 0.0%
Mondi PLC (United Kingdom)	1,562	36,900
Oji Holdings Corp. (Japan)	2,800	15,160
Schweitzer-Mauduit International, Inc.	3,400	142,766
Stora Enso OYJ (Finland) (Class R Stock)	1,890	27,471
UPM-Kymmene OYJ (Finland)	1,730	59,970
		282,267
Personal Products 0.3%
Beiersdorf AG (Germany)	325	38,921
Coty, Inc. (Class A Stock)	102,800	1,156,500
Edgewell Personal Care Co.*	8,678	268,671
Kao Corp. (Japan)	1,540	127,118
Kobayashi Pharmaceutical Co. Ltd. (Japan)	200	16,939
Kose Corp. (Japan)	80	11,676
L’Oreal SA (France)	812	240,672
Pola Orbis Holdings, Inc. (Japan)	300	7,155
Shiseido Co. Ltd. (Japan)	1,300	92,376
Unilever NV (United Kingdom)	4,696	270,423
Unilever PLC (United Kingdom)	3,576	206,890
		2,437,341
Pharmaceuticals 3.0%
Amneal Pharmaceuticals, Inc.*	13,200	63,624
Astellas Pharma, Inc. (Japan)	6,000	102,525
AstraZeneca PLC (United Kingdom)	4,227	426,534
Bayer AG (Germany)	3,009	245,638

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	86,300	$ 5,539,597
Chugai Pharmaceutical Co. Ltd. (Japan)	700	64,670
Daiichi Sankyo Co. Ltd. (Japan)	1,850	122,257
Eisai Co. Ltd. (Japan)	800	59,919
Eli Lilly & Co.	1,500	197,145
GlaxoSmithKline PLC (United Kingdom)	16,071	379,082
H. Lundbeck A/S (Denmark)	227	8,669
Hisamitsu Pharmaceutical Co., Inc. (Japan)	200	9,746
Innoviva, Inc.*	9,100	128,856
Ipsen SA (France)	121	10,733
Jazz Pharmaceuticals PLC*	6,330	944,942
Johnson & Johnson	44,809	6,536,289
Kyowa Kirin Co. Ltd. (Japan)	800	18,817
Merck & Co., Inc.	76,745	6,979,958
Merck KGaA (Germany)	417	49,413
Mitsubishi Tanabe Pharma Corp. (Japan)	700	12,850
Nippon Shinyaku Co. Ltd. (Japan)	150	13,013
Novartis AG (Switzerland)	6,920	656,400
Novo Nordisk A/S (Denmark) (Class B Stock)	5,675	329,514
Ono Pharmaceutical Co. Ltd. (Japan)	1,200	27,461
Orion OYJ (Finland) (Class B Stock)	333	15,401
Otsuka Holdings Co. Ltd. (Japan)	1,280	57,153
Pacira BioSciences, Inc.*	1,600	72,480
Pfizer, Inc.	12,000	470,160
Prestige Consumer Healthcare, Inc.*	900	36,450
Recordati SpA (Italy)	337	14,218
Recro Pharma, Inc.*	2,600	47,658
Roche Holding AG (Switzerland)	2,264	734,670
Sanofi (France)	3,636	365,928
Santen Pharmaceutical Co. Ltd. (Japan)	1,150	21,927
Shionogi & Co. Ltd. (Japan)	820	50,735
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	600	11,668
Supernus Pharmaceuticals, Inc.*	8,600	203,992
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	100	7,391
Takeda Pharmaceutical Co. Ltd. (Japan)	4,867	192,706
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,581	35,094
UCB SA (Belgium)	409	32,530
Vifor Pharma AG (Switzerland)	147	26,826
Zoetis, Inc.	27,800	3,679,330
		29,003,969
Professional Services 0.2%
Adecco Group AG (Switzerland)	511	32,297
Barrett Business Services, Inc.	3,083	278,888

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Bureau Veritas SA (France)	930	$ 24,342
Experian PLC (United Kingdom)	2,941	99,447
Heidrick & Struggles International, Inc.	1,200	39,000
Insperity, Inc.	800	68,832
Intertek Group PLC (United Kingdom)	519	40,277
Kelly Services, Inc. (Class A Stock)	328	7,406
Kforce, Inc.	3,700	146,890
Korn Ferry	4,962	210,389
Nielsen Holdings PLC	11,300	229,390
Persol Holdings Co. Ltd. (Japan)	600	11,221
Randstad NV (Netherlands)	384	23,548
Recruit Holdings Co. Ltd. (Japan)	4,400	164,541
RELX PLC (United Kingdom)	6,329	159,840
SEEK Ltd. (Australia)	1,076	17,057
SGS SA (Switzerland)	17	46,590
Teleperformance (France)	186	45,365
Wolters Kluwer NV (Netherlands)	900	65,701
		1,711,021
Real Estate Management & Development 0.2%
Aeon Mall Co. Ltd. (Japan)	420	7,454
Aroundtown SA (Germany)	2,924	26,243
Azrieli Group Ltd. (Israel)	116	8,496
CapitaLand Ltd. (Singapore)	8,200	22,873
City Developments Ltd. (Singapore)	1,500	12,246
CK Asset Holdings Ltd. (Hong Kong)	8,357	60,242
Cushman & Wakefield PLC*	1,568	32,050
Daito Trust Construction Co. Ltd. (Japan)	200	24,661
Daiwa House Industry Co. Ltd. (Japan)	1,800	55,653
Deutsche Wohnen SE (Germany)	1,129	46,340
Hang Lung Properties Ltd. (Hong Kong)	7,000	15,369
Henderson Land Development Co. Ltd. (Hong Kong)	4,331	21,268
Hongkong Land Holdings Ltd. (Hong Kong)	3,800	21,879
Hulic Co. Ltd. (Japan)	700	8,420
Jones Lang LaSalle, Inc.	2,200	382,998
Kerry Properties Ltd. (Hong Kong)	2,500	7,957
Lendlease Group (Australia)	1,838	22,672
Mitsubishi Estate Co. Ltd. (Japan)	3,800	72,592
Mitsui Fudosan Co. Ltd. (Japan)	2,900	70,932
New World Development Co. Ltd. (Hong Kong)	19,800	27,159
Newmark Group, Inc. (Class A Stock)	31,271	420,751
Nomura Real Estate Holdings, Inc. (Japan)	400	9,581
RMR Group, Inc. (The) (Class A Stock)	1,963	89,591
Sino Land Co. Ltd. (Hong Kong)	9,300	13,538

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Sumitomo Realty & Development Co. Ltd. (Japan)	1,090	$ 38,102
Sun Hung Kai Properties Ltd. (Hong Kong)	4,900	75,190
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	13,965
Swire Properties Ltd. (Hong Kong)	3,800	12,635
Swiss Prime Site AG (Switzerland)*	245	28,351
Tokyu Fudosan Holdings Corp. (Japan)	2,000	13,797
UOL Group Ltd. (Singapore)	1,454	9,016
Vonovia SE (Germany)	1,636	88,232
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	3,800	23,219
Wheelock & Co. Ltd. (Hong Kong)	3,000	20,058
		1,803,530
Road & Rail 0.3%
Aurizon Holdings Ltd. (Australia)	6,428	23,648
Central Japan Railway Co. (Japan)	460	92,548
ComfortDelGro Corp. Ltd. (Singapore)	7,000	12,398
CSX Corp.	31,500	2,279,340
East Japan Railway Co. (Japan)	960	86,717
Hankyu Hanshin Holdings, Inc. (Japan)	750	32,055
Keikyu Corp. (Japan)	700	13,502
Keio Corp. (Japan)	320	19,377
Keisei Electric Railway Co. Ltd. (Japan)	400	15,491
Kintetsu Group Holdings Co. Ltd. (Japan)	510	27,677
Kyushu Railway Co. (Japan)	500	16,721
MTR Corp. Ltd. (Hong Kong)	5,000	29,542
Nagoya Railroad Co. Ltd. (Japan)	600	18,620
Nippon Express Co. Ltd. (Japan)	260	15,250
Odakyu Electric Railway Co. Ltd. (Japan)	950	22,173
Seibu Holdings, Inc. (Japan)	700	11,502
Tobu Railway Co. Ltd. (Japan)	580	20,969
Tokyu Corp. (Japan)	1,650	30,519
West Japan Railway Co. (Japan)	500	43,238
		2,811,287
Semiconductors & Semiconductor Equipment 2.6%
Advantest Corp. (Japan)	600	33,640
Amkor Technology, Inc.*	24,318	316,134
Applied Materials, Inc.	61,344	3,744,438
ASM Pacific Technology Ltd. (Hong Kong)	1,000	13,939
ASML Holding NV (Netherlands)	1,372	408,069
Broadcom, Inc.	12,100	3,823,842
Brooks Automation, Inc.	1,800	75,528
Disco Corp. (Japan)	80	18,906

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
FormFactor, Inc.*	2,500	$ 64,925
Infineon Technologies AG (Germany)	4,017	91,798
Intel Corp.	132,548	7,932,998
Lam Research Corp.	12,163	3,556,461
Micron Technology, Inc.*	50,500	2,715,890
NeoPhotonics Corp.*	12,200	107,604
NVIDIA Corp.	2,900	682,370
NXP Semiconductors NV (Netherlands)	899	114,407
QUALCOMM, Inc.	9,700	855,831
Rambus, Inc.*	14,400	198,360
Renesas Electronics Corp. (Japan)*	2,400	16,347
Rohm Co. Ltd. (Japan)	300	23,945
Silicon Laboratories, Inc.*	1,000	115,980
STMicroelectronics NV (Switzerland)	2,187	58,983
SUMCO Corp. (Japan)	800	13,232
Synaptics, Inc.*	2,600	171,002
Tokyo Electron Ltd. (Japan)	495	107,838
Ultra Clean Holdings, Inc.*	3,800	89,186
		25,351,653
Software 4.4%
ACI Worldwide, Inc.*	4,699	178,022
Adobe, Inc.*	8,398	2,769,744
Agilysys, Inc.*	2,555	64,923
AVEVA Group PLC (United Kingdom)	208	12,876
Bottomline Technologies DE, Inc.*	1,895	101,572
Check Point Software Technologies Ltd. (Israel)*	409	45,383
Cision Ltd.*	17,549	174,964
CommVault Systems, Inc.*	6,300	281,232
CyberArk Software Ltd.*	120	13,990
Dassault Systemes SE (France)	419	69,020
Digital Turbine, Inc.*	3,700	26,381
Intuit, Inc.	14,498	3,797,461
j2 Global, Inc.(a)	2,669	250,112
Micro Focus International PLC (United Kingdom)	1,101	15,507
Microsoft Corp.	164,446	25,933,134
MicroStrategy, Inc. (Class A Stock)*	300	42,789
Nice Ltd. (Israel)*	200	31,031
Oracle Corp.	86,698	4,593,260
Oracle Corp. (Japan)	90	8,179
Progress Software Corp.	7,383	306,764
Sage Group PLC (The) (United Kingdom)	3,516	34,874
SAP SE (Germany)	3,160	428,753
SPS Commerce, Inc.*	5,696	315,672

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	34,000	$ 2,087,600
Temenos AG (Switzerland)*	207	32,864
TiVo Corp.	33,353	282,833
Trend Micro, Inc. (Japan)	430	21,990
Verint Systems, Inc.*	6,109	338,194
WiseTech Global Ltd. (Australia)	462	7,593
		42,266,717
Specialty Retail 1.0%
Aaron’s, Inc.	2,026	115,705
ABC-Mart, Inc. (Japan)	100	6,820
Asbury Automotive Group, Inc.*	2,000	223,580
AutoNation, Inc.*	31,200	1,517,256
Container Store Group, Inc. (The)*	5,564	23,480
Dufry AG (Switzerland)*	140	13,898
Fast Retailing Co. Ltd. (Japan)	180	107,353
Group 1 Automotive, Inc.	1,470	147,000
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,586	52,630
Hikari Tsushin, Inc. (Japan)	50	12,547
Home Depot, Inc. (The)	2,898	632,865
Industria de Diseno Textil SA (Spain)	3,507	123,773
JD Sports Fashion PLC (United Kingdom)	1,413	15,771
Kingfisher PLC (United Kingdom)	6,884	19,791
L Brands, Inc.	53,202	964,020
Lithia Motors, Inc. (Class A Stock)	1,881	276,507
Lowe’s Cos., Inc.	36,300	4,347,288
Murphy USA, Inc.*	1,200	140,400
Nitori Holdings Co. Ltd. (Japan)	240	37,909
Office Depot, Inc.	18,900	51,786
O’Reilly Automotive, Inc.*	500	219,130
Sally Beauty Holdings, Inc.*	13,486	246,120
Shimamura Co. Ltd. (Japan)	50	3,804
Sonic Automotive, Inc. (Class A Stock)	8,884	275,404
Tilly’s, Inc. (Class A Stock)	1,600	19,600
USS Co. Ltd. (Japan)	700	13,220
Yamada Denki Co. Ltd. (Japan)	2,060	10,953
Zumiez, Inc.*	2,200	75,988
		9,694,598
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	92,906	27,281,847
Brother Industries Ltd. (Japan)	700	14,410
Canon, Inc. (Japan)	3,250	88,821

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Diebold Nixdorf, Inc.*	12,800	$ 135,168
FUJIFILM Holdings Corp. (Japan)	1,150	55,000
Konica Minolta, Inc. (Japan)	1,500	9,744
Ricoh Co. Ltd. (Japan)	2,200	23,947
Seiko Epson Corp. (Japan)	900	13,607
		27,622,544
Textiles, Apparel & Luxury Goods 0.4%
adidas AG (Germany)	578	188,786
Burberry Group PLC (United Kingdom)	1,327	39,087
Capri Holdings Ltd.*	33,738	1,287,105
Cie Financiere Richemont SA (Switzerland)	1,686	132,617
Deckers Outdoor Corp.*	700	118,202
EssilorLuxottica SA (France)	908	138,729
Hermes International (France)	102	76,437
Kering SA (France)	243	159,652
LVMH Moet Hennessy Louis Vuitton SE (France)	896	417,207
Moncler SpA (Italy)	580	26,106
Pandora A/S (Denmark)	342	14,894
Puma SE (Germany)	265	20,304
PVH Corp.	11,100	1,167,165
Swatch Group AG (The) (Switzerland), (SWX)	222	11,743
Swatch Group AG (The) (Switzerland), (XEQT)	95	26,547
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	2,500	7,399
		3,831,980
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	6,089	316,567
Federal Agricultural Mortgage Corp. (Class C Stock)	1,700	141,950
Flagstar Bancorp, Inc.	6,499	248,587
HomeStreet, Inc.*	2,000	68,000
Merchants Bancorp	1,713	33,763
OP Bancorp	2,672	27,709
Radian Group, Inc.	10,500	264,180
Sterling Bancorp, Inc.	5,642	45,700
Walker & Dunlop, Inc.	3,178	205,553
		1,352,009
Tobacco 0.6%
Altria Group, Inc.	93,100	4,646,621
British American Tobacco PLC (United Kingdom)	7,372	315,934
Imperial Brands PLC (United Kingdom)	3,065	76,340

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	3,873	$ 86,319
Philip Morris International, Inc.	3,436	292,369
Swedish Match AB (Sweden)	562	28,977
Turning Point Brands, Inc.	4,000	114,400
		5,560,960
Trading Companies & Distributors 0.4%
AerCap Holdings NV (Ireland)*	426	26,186
Ashtead Group PLC (United Kingdom)	1,525	48,840
BMC Stock Holdings, Inc.*	14,043	402,894
Brenntag AG (Germany)	500	27,372
Bunzl PLC (United Kingdom)	1,092	29,881
Ferguson PLC	756	68,701
Foundation Building Materials, Inc.*	1,900	36,765
GMS, Inc.*	8,900	241,012
Herc Holdings, Inc.*	3,500	171,290
ITOCHU Corp. (Japan)	4,400	102,168
Marubeni Corp. (Japan)	5,100	37,665
Mitsubishi Corp. (Japan)	4,400	116,515
Mitsui & Co. Ltd. (Japan)	5,300	94,077
MonotaRO Co. Ltd. (Japan)	400	10,670
Rush Enterprises, Inc. (Class A Stock)	3,700	172,050
Sumitomo Corp. (Japan)	3,800	56,342
Toyota Tsusho Corp. (Japan)	650	22,892
WESCO International, Inc.*	31,300	1,858,907
		3,524,227
Transportation Infrastructure 0.0%
Aena SME SA (Spain), 144A	217	41,592
Aeroports de Paris (France)	96	18,971
Atlantia SpA (Italy)	1,588	37,037
Auckland International Airport Ltd. (New Zealand)	3,141	18,488
Fraport AG Frankfurt Airport Services Worldwide (Germany)	134	11,452
Getlink SE (France)	1,419	24,668
Japan Airport Terminal Co. Ltd. (Japan)	200	11,110
Kamigumi Co. Ltd. (Japan)	300	6,591
SATS Ltd. (Singapore)	2,000	7,533
Sydney Airport (Australia)	3,560	21,645
Transurban Group (Australia)	8,853	92,756
		291,843

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.1%
American States Water Co.	2,200	$ 190,608
Artesian Resources Corp. (Class A Stock)	605	22,512
Severn Trent PLC (United Kingdom)	765	25,488
SJW Group	3,900	277,134
United Utilities Group PLC (United Kingdom)	2,202	27,531
		543,273
Wireless Telecommunication Services 0.1%
KDDI Corp. (Japan)	5,700	170,126
Millicom International Cellular SA (Colombia), SDR	319	15,287
NTT DOCOMO, Inc. (Japan)	4,304	119,880
Shenandoah Telecommunications Co.	3,495	145,427
Softbank Corp. (Japan)	5,500	73,673
SoftBank Group Corp. (Japan)	5,040	218,238
Tele2 AB (Sweden) (Class B Stock)	1,611	23,349
Vodafone Group PLC (United Kingdom)	85,191	166,108
		932,088

Total Common Stocks (cost $483,092,704)		600,350,260
Exchange-Traded Fund 0.1%
iShares MSCI EAFE ETF (cost $642,106)	11,700	812,448
Preferred Stocks 0.0%
Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	180	11,136
Porsche Automobil Holding SE (Germany) (PRFC)	496	37,178
Volkswagen AG (Germany) (PRFC)	601	119,299
		167,613
Banks 0.0%
Citigroup Capital XIII, 8.306%	3,000	83,400
Capital Markets 0.0%
State Street Corp., 5.350%	5,000	139,350
Chemicals 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	227	11,297

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Health Care Equipment & Supplies 0.0%
Sartorius AG (Germany) (PRFC)	115	$ 24,753
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	575	59,706
Total Preferred Stocks (cost $394,087)		486,119

Units
Rights* 0.0%
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 01/10/20 (cost $2,227)	4,715	2,237

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.4%
Automobiles 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24		300	307,572
Series 2019-01, Class B	3.130	02/18/25		100	101,853
Series 2019-01, Class C	3.360	02/18/25		200	205,185
Series 2019-02, Class C	2.740	04/18/25		300	302,731
Series 2019-03, Class C	2.320	07/18/25		800	797,187
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A	2.500	07/20/21		738	738,949
Series 2018-01A, Class A, 144A	3.700	09/20/24		400	415,936
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	316,505
Series 2019-02A, Class A, 144A	3.350	09/22/25		616	635,247
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	989,010

Drive Auto Receivables Trust, Series 2019-03, Class B	2.650	02/15/24		200	200,545
Enterprise Fleet Financing LLC, Series 2017-01, Class A2, 144A	2.130	07/20/22		44	44,444
Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	600	462,257
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A	2.360	03/15/29		500	502,675
Series 2018-01, Class A, 144A	3.190	07/15/31		1,200	1,239,385
Series 2018-02, Class A, 144A	3.470	01/15/30		616	642,179

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480%	09/15/24	396	$ 399,424
Series 2018-02, Class A	3.170	03/15/25	2,100	2,163,389
Series 2019-02, Class A	3.060	04/15/26	200	206,454

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	100	103,064
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	900	923,573
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23	900	900,341
Series 2017-02A, Class C, 144A	2.820	07/15/24	200	200,341
Series 2018-01A, Class A, 144A	3.430	12/16/24	900	914,468
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,318,251
Santander Drive Auto Receivables Trust,
Series 2018-05, Class C	3.810	12/16/24	400	405,936
Series 2019-03, Class C	2.490	10/15/25	500	501,583

Toyota Auto Loan Extended Note Trust, Series 2019-01A, Class A, 144A	2.560	11/25/31	1,000	1,014,882
World Omni Select Auto Trust,
Series 2018-01A, Class B, 144A	3.680	07/15/23	370	374,818
Series 2018-01A, Class C, 144A	3.860	01/15/25	440	445,952
				17,774,136
Collateralized Loan Obligations 1.6%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.491(c)	10/15/28	250	250,375
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.534(c)	07/22/32	1,000	999,303
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.261(c)	07/16/29	250	249,380
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.974(c)	05/17/31	1,000	989,344
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.286(c)	01/20/32	750	750,911

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.196%(c)	04/20/31	250	$ 248,455
Cent CLO Ltd. (Cayman Islands), Series-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (CAP N/A, Floor 0.000%)	2.966(c)	04/30/31	1,000	993,853
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.486(c)	07/22/32	750	750,823
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.496(c)	10/26/32	1,000	998,434
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.106(c)	07/19/27	1,750	1,747,220
OZLM Ltd. (Cayman Islands),
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.456(c)	01/20/29	750	750,080
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	3.016(c)	04/20/31	1,500	1,481,216
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.546(c)	07/20/32	1,000	999,857

Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.171(c)	07/15/31	500	494,228
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.184(c)	10/23/31	750	744,485
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166(c)	07/20/31	250	249,653
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.183(c)	10/18/31	1,000	993,739
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.166(c)	10/20/31	500	497,967
York CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.516(c)	07/22/32	1,000	1,001,752
				15,191,075

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.3%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.540%(c)	09/14/32	487	$ 487,111
Series 2018-01A, Class A, 144A	3.300	03/14/29	190	192,774
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	300	306,151
Series 2018-D, Class A, 144A	4.150	12/09/24	200	204,272

SoFi Consumer Loan Program Trust, Series 2019-04, Class A, 144A	2.450	08/25/28	863	863,883
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	616	616,307
				2,670,498
Credit Cards 0.2%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.620%)	2.405(c)	04/22/26	400	402,842
Series 2018-A07, Class A7	3.960	10/13/30	1,100	1,218,411

Discover Card Execution Note Trust, Series 2017-A05, Class A5, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	2.340(c)	12/15/26	300	301,042
				1,922,295
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	400	406,828
Series 2018-A, Class A4, 144A	3.390	01/10/25	520	534,488
Series 2018-A, Class A5, 144A	3.610	03/10/42	100	103,419
Series 2019-A, Class A5, 144A	3.080	11/12/41	400	411,691
				1,456,426
Home Equity Loans 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	3.442(c)	03/25/33	13	12,975

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.692%(c)	07/25/32	7	$ 7,189
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	3.067(c)	09/25/32	39	39,222
				59,386
Other 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A	3.500	06/20/35	240	243,637
Series 2019-02A, Class A, 144A	2.590	05/20/36	639	641,156

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.592(c)	06/25/24	780	776,116
				1,660,909
Residential Mortgage-Backed Securities 0.4%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.142(c)	10/25/37	257	258,815
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	333	335,525
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	2.542(c)	03/25/34	101	100,614
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750(cc)	01/25/59	177	178,570
Series 2019-GS04, Class A1, 144A	3.438(cc)	05/25/59	283	283,822
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	75	75,872
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	272	272,980
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	154	156,585
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	883	887,706
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	2.392(c)	02/25/57	463	461,454
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	429	431,498
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58	168	171,673

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-06, Class A1A, 144A	3.750%(cc)	03/25/58	320	$ 328,766
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	186	187,152
				4,131,032
Student Loans 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	325	324,928
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	260	264,969
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	147	149,941
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.592(c)	02/25/46	126	124,400
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	240	241,946
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	477	487,731
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	300	300,637
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	700	711,790
Series 2018-CA, Class A2, 144A	3.520	06/16/42	300	307,819
Series 2019-CA, Class A2, 144A	3.130	02/15/68	300	303,724
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	500	497,518

Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000	12/15/59	300	310,764
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	400	406,157
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	600	588,177
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47	160	160,595
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	400	409,586
				5,590,682
Unknown Bloomberg ABS Collateral Type 0.2%
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 144A	2.600	08/15/68	700	699,701

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Unknown Bloomberg ABS Collateral Type (cont’d.)
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170%	12/15/25	700	$ 691,186
Series 2019-A, Class C	2.380	12/15/25	200	196,914
				1,587,801

Total Asset-Backed Securities (cost $51,573,559)				52,044,240
Commercial Mortgage-Backed Securities 7.5%
BANK, Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,053,894
BBCMS Mortgage Trust, Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,493,822
Benchmark Mortgage Trust, Series 2018-B03, Class A4	3.761	04/10/51	1,138	1,233,013
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	1,550	1,550,379
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	202	211,472
Series 2015-GC29, Class A3	2.935	04/10/48	410	420,177
Series 2015-P01, Class A4	3.462	09/15/48	600	631,553
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,041,097
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,588,295
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	326	336,513
Series 2014-CR15, Class A2	2.928	02/10/47	118	118,172
Series 2014-CR18, Class A4	3.550	07/15/47	397	414,503
Series 2014-UBS04, Class A4	3.420	08/10/47	700	729,285
Series 2015-LC21, Class A3	3.445	07/10/48	700	733,677
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	773	797,738
Series 2017-C08, Class A3	3.127	06/15/50	800	827,845

DBJPM Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	800	821,770
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	1,138	1,195,398
Series 2015-M17, Class A2	2.934(cc)	11/25/25	616	637,626
Series 2017-M01, Class A2	2.417(cc)	10/25/26	300	303,513
Series 2017-M04, Class A2	2.586(cc)	12/25/26	1,750	1,792,923
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,250	1,303,634
Series 2018-M04, Class A2	3.045(cc)	03/25/28	996	1,044,021
Series 2018-M10, Class A1	3.384(cc)	07/25/28	331	350,096
Series 2018-M10, Class A2	3.384(cc)	07/25/28	1,884	2,011,441

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2019-M25, Class A1	2.142%	11/25/29	1,897	$ 1,866,116
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.373(cc)	05/25/22	2,577	65,027
Series K021, Class X1, IO	1.425(cc)	06/25/22	794	21,775
Series K025, Class X1, IO	0.820(cc)	10/25/22	1,328	24,423
Series K055, Class X1, IO	1.364(cc)	03/25/26	2,290	161,454
Series K064, Class AM	3.327(cc)	03/25/27	1,280	1,355,660
Series K068, Class AM	3.315	08/25/27	900	950,716
Series K069, Class A2	3.187(cc)	09/25/27	1,066	1,124,650
Series K069, Class AM	3.248(cc)	09/25/27	150	158,003
Series K070, Class A2	3.303(cc)	11/25/27	1,742	1,850,094
Series K070, Class AM	3.364	12/25/27	225	238,503
Series K072, Class A2	3.444	12/25/27	300	321,581
Series K074, Class A2	3.600	01/25/28	2,773	3,001,431
Series K075, Class AM	3.650(cc)	02/25/28	575	620,645
Series K076, Class A2	3.900	04/25/28	1,991	2,197,119
Series K076, Class AM	3.900	04/25/28	425	466,545
Series K077, Class A2	3.850(cc)	05/25/28	1,180	1,297,011
Series K077, Class AM	3.850(cc)	05/25/28	160	175,123
Series K079, Class AM	3.930	06/25/28	996	1,096,133
Series K080, Class AM	3.986(cc)	07/25/28	1,777	1,963,312
Series K083, Class A2	4.050(cc)	09/25/28	960	1,070,956
Series K083, Class AM	4.030(cc)	10/25/28	275	304,887
Series K086, Class A2	3.859(cc)	11/25/28	1,422	1,567,499
Series K086, Class AM	3.919(cc)	12/25/28	200	220,230
Series K087, Class AM	3.832(cc)	12/25/28	250	273,779
Series K157, Class A2	3.990(cc)	05/25/33	700	789,577
Series W5FX, Class AFX	3.214(cc)	04/25/28	380	402,753
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	400	413,281
Series 2018-GS10, Class A3	4.261(cc)	07/10/51	1,325	1,439,193
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	91,889
Series 2017-JP07, Class ASB	3.241	09/15/50	400	415,074
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.740(c)	09/15/29	700	700,395
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	182,923
Series 2015-C23, Class A3	3.451	07/15/50	600	628,631
Series 2015-C25, Class A4	3.372	10/15/48	700	730,886
Series 2016-C29, Class A3	3.058	05/15/49	800	824,447

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531%	08/15/49	1,300	$ 1,299,653
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,296,246
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	519,234
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,482,785
Series 2018-C09, Class A3	3.854	03/15/51	400	435,717
Series 2018-C14, Class A3	4.180	12/15/51	996	1,112,895
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	202,315
Series 2013-C05, Class A3	2.920	03/10/46	255	258,236
Series 2013-C06, Class A3	2.971	04/10/46	200	203,776
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	839,495
Series 2016-C33, Class A3	3.162	03/15/59	1,280	1,326,869
Series 2016-C34, Class A3	2.834	06/15/49	800	814,748
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,210,458
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,512,318
Series 2017-C38, Class A4	3.190	07/15/50	700	728,763
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,144,794
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,884,154
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,495,051

Total Commercial Mortgage-Backed Securities (cost $69,985,040)				72,421,085
Corporate Bonds 11.1%
Aerospace & Defense 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	515	546,091
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	124	136,037
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	230,820
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.125	11/16/28	235	264,401
				1,177,349
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24	810	827,935

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	180	$ 187,910
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	3	3,427
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	81	84,710
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	45	49,357
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	205	205,162
Sr. Unsec’d. Notes	3.400	04/19/21	200	202,661

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	68	71,468
				804,695
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.411(c)	04/12/21	80	80,113
Gtd. Notes, 144A	3.100	04/12/21	105	106,562
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.100	05/04/20	200	200,585
Gtd. Notes, 144A	3.350	05/04/21	330	335,279

Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	135	128,226
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	206	207,437
Sr. Unsec’d. Notes	3.350	11/01/22	770	778,240
Sr. Unsec’d. Notes	5.875	08/02/21	200	209,309
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	166,832
Sr. Unsec’d. Notes	6.250	10/02/43	95	105,907
Sr. Unsec’d. Notes	6.600	04/01/36	80	94,198
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.862(c)	04/09/21	160	160,139
Gtd. Notes	3.550	04/09/21	120	121,983
Gtd. Notes	3.950	04/13/24	616	644,253

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	567,692

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875%	11/13/20	215	$ 218,365
Gtd. Notes, 144A	4.000	11/12/21	245	253,285
				4,378,405
Banks 3.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	208,643
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	350	369,243
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	286	292,583
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	403,674
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	169,727
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	222,412
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	604	615,991
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,585	1,701,927
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	310	340,006
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	882	948,174
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	388,760
Sub. Notes, MTN	4.450	03/03/26	365	400,431
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	667,700
Sr. Unsec’d. Notes, MTN	2.900	03/26/22	300	305,753
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	789,746
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	175,031
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	216,697
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	450,986

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	280,098
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	750	753,156
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	690	692,041
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	280	285,552
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	150	154,522
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	105	119,389
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	100	104,596
Sr. Unsec’d. Notes	3.200	10/21/26	747	774,512

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.668%(ff)	07/24/28	290	$ 308,432
Sr. Unsec’d. Notes(a)	3.700	01/12/26	200	213,037
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,614,667
Sub. Notes	4.400	06/10/25	767	833,612
Sub. Notes	4.450	09/29/27	195	214,711
Sub. Notes	4.750	05/18/46	55	65,772
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.192(c)	02/04/21	200	200,102
Sr. Unsec’d. Notes	4.250	02/04/21	175	177,907
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	222,250

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	340,198
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)	265	267,781
Sr. Unsec’d. Notes	3.750	02/25/26	50	53,092
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	165	176,624
Sr. Unsec’d. Notes	3.850	01/26/27	410	436,103
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	120	132,167
Sr. Unsec’d. Notes	5.750	01/24/22	250	268,120
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	220	223,968
Sub. Notes	6.750	10/01/37	275	380,456

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.504(c)	05/18/21	345	345,338
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	345	360,488
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.406(c)	–(rr)	146	147,344
Sr. Unsec’d. Notes(a)	2.950	10/01/26	210	216,446
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,112,908
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	281,059
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	156,117
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,711,236
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	872,828
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	284,450
Sub. Notes	3.875	09/10/24	90	96,287

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086(ff)	04/26/21	750	752,654
Lloyds Bank PLC (United Kingdom),
Gtd. Notes	3.300	05/07/21	200	203,596
Gtd. Notes, 144A, MTN	5.800	01/13/20	195	195,205

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	315,285

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623%	07/18/22	1,600	$ 1,620,927
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.611(c)	–(rr)	125	125,870
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	47,097
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,261,186
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	397,570
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	271,177
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	60	63,187
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,629,907

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	326,472
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)	190	194,275
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.352(c)	01/17/20	290	290,057
				31,239,315
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	173,051
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	120	127,202
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	275	356,558
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	190	194,087
				850,898
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	40	40,194
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000	01/15/36	450	551,284
				591,478

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.2%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	$ 98,127
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	640	651,215
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.800	05/15/49	75	86,528
Sr. Unsec’d. Notes	9.400	05/15/39	67	109,513
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	55	62,558
Sr. Unsec’d. Notes	5.625	11/15/43	60	70,889
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	217,064
Gtd. Notes	6.500	09/27/28	200	222,392

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	100	122,022
				1,640,308
Commercial Services 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	1,166	1,182,471
Gtd. Notes, 144A	7.000	10/15/37	20	28,142

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	279,286
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	279	270,279
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	55	55,673
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	200	208,314
				2,024,165
Diversified Financial Services 0.3%
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21	1,024	1,043,344
Capital One Financial Corp., Sr. Unsec’d. Notes	2.500	05/12/20	375	375,489
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342	11/15/20	500	500,167
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	65	77,610

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250%	02/06/12(d)	345	$ 4,312
Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)	100	1,300
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	65	66,239
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	385	388,026

Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	125	125,015
				2,581,502
Electric 1.0%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	158,670
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	161,626
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	169,000
General Ref. Mortgage, Series Z	2.400	09/01/26	170	168,709

Commonwealth Edison Co., First Mortgage	3.750	08/15/47	754	809,272
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	818,300
Jr. Sub. Notes	4.104	04/01/21	400	409,257

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	679,829
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	75,364
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	211,166
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	165,349
Emera US Finance LP (Canada), Gtd. Notes(a)	3.550	06/15/26	685	711,860
Enel Finance International NV (Italy),
Gtd. Notes, 144A(a)	2.650	09/10/24	310	311,152
Gtd. Notes, 144A	2.875	05/25/22	500	506,297

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	349,523
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	62,566
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	80,152

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	$ 38,843
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	230	231,082
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	255,559

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	299,394
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	180,316
Sr. Unsec’d. Notes	4.150	04/01/48	175	200,598

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	40,754
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	165,707
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	252,609
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	262,978
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,156,287
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	655,820
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	118,720
				9,706,759
Electronics 0.1%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	150	151,038
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,300,489
				1,451,527
Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	209,168
Foods 0.2%
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800	10/22/21	902	930,209

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes	4.375%	06/01/46		60	$ 58,998
Gtd. Notes	5.000	07/15/35		100	111,065
Gtd. Notes, 144A(a)	3.750	04/01/30		385	396,762
Gtd. Notes, 144A	4.875	10/01/49		500	525,462

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49		275	310,293
					2,332,789
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		40	41,064
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41		30	37,350
Sr. Unsec’d. Notes	7.300	11/15/39		175	241,937
					320,351
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes(a)	4.100	09/01/47		200	209,828
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		10	11,119
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	3.490	05/15/27		548	575,681
Sr. Unsec’d. Notes	4.800	02/15/44		40	46,251

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	790,823
					1,633,702
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes(a)	4.900	11/30/46		295	385,959
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	408,676
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	127,542
					922,177

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.3%
Allina Health System, Unsec’d. Notes	3.887%	04/15/49	115	$ 122,510
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	50,424
Sr. Unsec’d. Notes	4.650	01/15/43	30	33,869

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	795	889,286
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	95	106,953
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	75	75,702
HCA, Inc., Gtd. Notes	5.375	02/01/25	255	282,201
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	140	159,585
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	20	20,404
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.954	08/01/2119	391	389,937
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	186,525
Unsec’d. Notes, Series H	2.746	10/01/26	50	51,201

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24	355	374,500
				2,743,097
Home Builders 0.0%
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	90	98,896
Insurance 0.2%
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	160	162,385
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	180	188,478
Gtd. Notes, 144A	4.500	06/15/49	115	130,372
Gtd. Notes, 144A	4.569	02/01/29	350	393,053

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	142,996
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	27,453

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Markel Corp., (cont’d.)
Sr. Unsec’d. Notes	5.000%	04/05/46	325	$375,916

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	160,970
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	17,473
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	272,636
Sub. Notes, 144A	6.850	12/16/39	22	32,165

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	50	51,287
				1,955,184
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	133,343
Sr. Unsec’d. Notes, Series R(a)	3.125	06/15/26	561	581,211
				714,554
Machinery-Diversified 0.0%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	97,853
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	160	167,675
				265,528
Media 0.4%
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	215	219,595
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	600	633,181
Sr. Sec’d. Notes	5.375	05/01/47	120	134,877
Sr. Sec’d. Notes	6.384	10/23/35	110	138,843
Sr. Sec’d. Notes	6.484	10/23/45	172	214,706

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	20,928
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	760,611

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

CSC Holdings LLC, Gtd. Notes, 144A	5.375%	07/15/23	300	$ 308,106
Discovery Communications LLC, Gtd. Notes	2.800	06/15/20	542	543,244
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	156,217
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	600	634,280
Sr. Unsec’d. Notes	5.250	04/01/44	65	75,471

Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	158,454
Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28	125	171,487
				4,170,000
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	358,007
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250(ff)	10/19/75	65	66,870
Newmont Goldcorp Corp., Gtd. Notes	3.625	06/09/21	110	111,915
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	130,858
				667,650
Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22	160	161,226
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	475,389
				636,615
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	70,677
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,183

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400%	10/26/22	150	$ 151,109
Sr. Unsec’d. Notes	4.375	02/11/20	100	100,303
				388,272
Oil & Gas 0.8%
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	518	550,853
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	318	369,621
CNOOC Finance Ltd. (China), Gtd. Notes	2.875	09/30/29	450	449,421
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	1,000	1,051,621
Gtd. Notes	4.875	10/01/47	35	40,478

ConocoPhillips Holding Co., Sr. Unsec’d. Notes(a)	6.950	04/15/29	150	203,833
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	754	790,124
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	35	42,610
Encana Corp. (Canada),
Gtd. Notes(a)	6.500	08/15/34	340	400,593
Gtd. Notes	6.500	02/01/38	50	58,685

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	133,162
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	240	261,821
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29	650	700,042
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36	200	244,980
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	310	318,502
Gtd. Notes	6.350	02/12/48	136	131,256
Gtd. Notes, 144A	6.490	01/23/27	73	77,851
Gtd. Notes, 144A	7.690	01/23/50	303	330,813
Gtd. Notes, MTN	6.750	09/21/47	641	644,801
Gtd. Notes, MTN	6.875	08/04/26	230	252,929

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	$ 200,165
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	345	352,809
				7,606,970
Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	336	357,221
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	23	24,783

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	75	76,557
				458,561
Packaging & Containers 0.1%
WestRock RKT LLC,
Gtd. Notes	4.000	03/01/23	782	814,876
Gtd. Notes	4.900	03/01/22	95	100,088
				914,964
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	315	332,562
Sr. Unsec’d. Notes	4.500	05/14/35	235	263,906
Sr. Unsec’d. Notes	4.700	05/14/45	250	279,098
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	960	1,015,836

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	430	463,877
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	200	203,657
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	68,903
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	70	80,549
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	395	468,215
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	225	287,889
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,422	1,577,629

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Gtd. Notes, 144A	4.500%	02/25/26	967	$ 1,063,159
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	4.300	03/25/28	1,635	1,787,384
Sr. Unsec’d. Notes	4.780	03/25/38	90	102,136
Sr. Unsec’d. Notes	5.125	07/20/45	137	161,909
Sr. Unsec’d. Notes	5.300	12/05/43	45	53,893

Mylan NV, Gtd. Notes	5.250	06/15/46	230	256,130
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	832	836,679
				9,303,411
Pipelines 0.4%
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	210	230,185
Gtd. Notes	5.300	04/15/47	500	533,239
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50	345	371,673
Gtd. Notes	4.850	03/15/44	185	214,102
MPLX LP,
Sr. Unsec’d. Notes	4.500	04/15/38	175	178,076
Sr. Unsec’d. Notes	4.875	06/01/25	375	409,444
Sr. Unsec’d. Notes	5.200	03/01/47	20	21,565
Sr. Unsec’d. Notes	5.500	02/15/49	90	101,812

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	254,818
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	50	54,678
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	376,373
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	170,625
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	457,211
Sr. Unsec’d. Notes	5.300	03/01/48	20	17,351
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	21,902
Sr. Unsec’d. Notes	4.900	01/15/45	220	237,025
Sr. Unsec’d. Notes	5.400	03/04/44	175	196,515
				3,846,594

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29	450	$ 489,911
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	193,642
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,762,313
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	174,237
				2,620,103
Retail 0.2%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.702(c)	04/17/20	180	179,994
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.950	06/15/29	1,038	1,079,617
L Brands, Inc., Gtd. Notes	6.625	04/01/21	225	236,869
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	26	26,535
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	170	177,907
				1,700,922
Semiconductors 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	210	212,518
Gtd. Notes, 144A	3.125	10/15/22	160	163,118
				375,636
Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000	02/12/55	295	348,419
Sr. Unsec’d. Notes	4.450	11/03/45	48	60,031
				408,450
Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.067(c)	06/12/24	542	551,437
Sr. Unsec’d. Notes	3.400	05/15/25	170	178,148
Sr. Unsec’d. Notes	3.600	07/15/25	25	26,443

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.800%	02/15/27	240	$ 256,770
Sr. Unsec’d. Notes	4.300	02/15/30	80	88,875
Sr. Unsec’d. Notes	4.850	03/01/39	1,680	1,938,067
Sr. Unsec’d. Notes	5.150	03/15/42	95	111,418
Sr. Unsec’d. Notes	5.250	03/01/37	60	71,693
Sr. Unsec’d. Notes	5.350	09/01/40	4	4,815

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	77,013
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	250	252,009
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20	150	151,071
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A(a)	3.360	03/20/23	120	121,512
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	185	216,116
Sr. Unsec’d. Notes(a)	4.862	08/21/46	711	881,410
				4,926,797
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	174,535
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	225,590
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	99,297
Sr. Unsec’d. Notes	5.590	05/17/25	20	23,075
				522,497

Total Corporate Bonds (cost $101,873,414)				107,017,224
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	38,767

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263%	04/01/49	220	$ 334,992
Taxable, Revenue Bonds	2.574	04/01/31	415	412,302
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	320,808
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	22,639
				1,090,741
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	229,582
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	37,763
General Obligation Unlimited, Series D	5.000	11/01/22	710	765,913
General Obligation Unlimited, Taxable	5.100	06/01/33	100	107,710
				1,140,968
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	258,905
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	233,936
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	82,191
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	51,727
				133,918
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	93,232

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511%	12/01/45	80	$ 106,364
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	93,435

Total Municipal Bonds (cost $2,664,965)				3,190,266
Residential Mortgage-Backed Securities 1.5%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/20	4	3,537
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	4.459(cc)	02/25/35	17	16,524
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.492(c)	10/25/27	40	40,142
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.392(c)	04/25/28	164	163,878
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.742(c)	08/25/28	13	13,106
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.642(c)	10/25/28	170	170,322
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.792(c)	04/25/29	117	117,111
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.892(c)	07/25/29	360	360,642
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.392(c)	07/25/29	300	300,319
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.192(c)	10/25/29	400	400,125
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.792(c)	10/25/29	300	299,842

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	4.574(cc)	02/25/37	43	43,172
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.709(c)	12/25/57	369	372,465
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.709(c)	01/25/57	436	444,528
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	565	564,894
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	413	412,854

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.942%(c)	09/25/31	390	$ 392,271
Credit Suisse Mortgage Trust, Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	666	694,031
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.492(c)	11/25/28	136	136,366
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M11 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	3.242(c)	01/25/29	1	522
Fannie Mae REMICS, Series 2014-11, Class VB	4.500	04/25/42	500	551,933
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA04, Class M21 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.092(c)	04/25/29	172	172,270
Series 2017-DNA01, Class M11 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.992(c)	07/25/29	182	182,751
Series 2017-DNA03, Class M11 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.542(c)	03/25/30	533	533,299
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.542(c)	02/25/49	89	88,768

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	1,284	1,283,413
Gosforth Funding PLC (United Kingdom), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)	2.360(c)	08/25/60	264	264,067
Holmes Master Issuer PLC (United Kingdom), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)	2.361(c)	10/15/54	263	262,812
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	4.657(cc)	07/25/35	20	20,712
Lanark Master Issuer PLC (United Kingdom), Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)	2.319(c)	12/22/69	186	185,812
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000(cc)	06/25/59	97	96,782
Series 2019-PR01, Class A1, 144A	3.858(cc)	09/25/59	197	196,825

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.281(c)	04/01/24	101	101,203
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	164	170,509

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250%(cc)	10/25/69	180	$ 183,079
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	258	267,600
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.542(c)	01/25/48	193	192,257

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.192(c)	07/25/29	198	197,981
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	2.442(c)	06/25/57	182	181,073
Park Avenue Funding Trust, Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.305(c)	05/27/21^	1,500	1,500,000
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	602	625,458
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.542(c)	09/25/48	135	135,105
Station Place Securitization Trust, Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.442(c)	08/25/52	1,950	1,950,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.389(cc)	02/25/34	30	30,127
Towd Point Mortgage Trust, Series 2019-04, Class A1, 144A	2.900(cc)	10/25/59	98	98,047
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-01, Class 3A	5.000	03/25/20	3	2,456

Total Residential Mortgage-Backed Securities (cost $14,367,705)				14,421,283
Sovereign Bonds 0.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	485	508,073
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	206,428
Sr. Unsec’d. Notes	5.000	06/15/45	200	232,360
Sr. Unsec’d. Notes	7.375	09/18/37	100	142,003
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	200	208,690

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Export-Import Bank of India (India), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	04/01/20		250	$250,208

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20		100	101,527
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375	03/29/21		280	295,524
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	446,426
Sr. Unsec’d. Notes	4.450	02/11/24		200	215,532
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	376,744
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	222,360

Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250	02/24/20		200	200,108
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	200,575
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	405,755

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	280,279
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	100,124
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		70	71,973

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140(cc)	02/27/26		135	170,500
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	211,139
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	256,720

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23		160	164,901
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	351,317
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	130	153,477
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	205,782
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	290,082
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	215,784

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	202,283
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20		190	193,649

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975%	04/20/55	210	$ 247,414
Sr. Unsec’d. Notes	5.100	06/18/50	100	120,011

Total Sovereign Bonds (cost $6,906,439)				7,247,748
U.S. Government Agency Obligations 9.1%
Federal Home Loan Bank(k)	5.500	07/15/36	135	189,567
Federal Home Loan Mortgage Corp.	2.000	01/01/32	132	130,626
Federal Home Loan Mortgage Corp.	2.500	11/01/31	455	460,779
Federal Home Loan Mortgage Corp.	3.000	06/01/29	175	180,815
Federal Home Loan Mortgage Corp.	3.000	02/01/32	198	204,172
Federal Home Loan Mortgage Corp.	3.000	01/01/37	160	164,100
Federal Home Loan Mortgage Corp.	3.000	01/01/47	539	552,237
Federal Home Loan Mortgage Corp.	3.500	03/01/32	530	551,848
Federal Home Loan Mortgage Corp.	3.500	07/01/43	698	735,052
Federal Home Loan Mortgage Corp.	3.500	12/01/45	1,827	1,911,458
Federal Home Loan Mortgage Corp.	3.500	12/01/47	2,508	2,606,431
Federal Home Loan Mortgage Corp.	3.500	10/01/48	1,252	1,291,017
Federal Home Loan Mortgage Corp.	4.000	06/01/26	46	48,075
Federal Home Loan Mortgage Corp.	4.000	09/01/26	43	45,299
Federal Home Loan Mortgage Corp.	4.000	11/01/39	204	218,708
Federal Home Loan Mortgage Corp.	4.000	02/01/41	328	351,338
Federal Home Loan Mortgage Corp.	4.000	04/01/42	280	299,603
Federal Home Loan Mortgage Corp.	4.000	09/01/44	973	1,035,324
Federal Home Loan Mortgage Corp.	4.000	12/01/45	499	529,276
Federal Home Loan Mortgage Corp.	4.000	05/01/46	777	828,762
Federal Home Loan Mortgage Corp.	4.000	06/01/47	780	820,952
Federal Home Loan Mortgage Corp.	4.500	10/01/39	174	189,588
Federal Home Loan Mortgage Corp.	4.500	10/01/46	314	336,295
Federal Home Loan Mortgage Corp.	5.000	04/01/34	13	14,964
Federal Home Loan Mortgage Corp.	5.000	05/01/34	26	29,093
Federal Home Loan Mortgage Corp.	5.000	10/01/35	37	40,843
Federal Home Loan Mortgage Corp.	5.500	12/01/33	24	27,110
Federal Home Loan Mortgage Corp.	5.500	05/01/34	9	9,729
Federal Home Loan Mortgage Corp.	5.500	07/01/34	63	70,249
Federal Home Loan Mortgage Corp.	5.500	05/01/37	10	10,876
Federal Home Loan Mortgage Corp.	5.500	10/01/37	20	22,263
Federal Home Loan Mortgage Corp.	6.000	01/01/34	28	29,636
Federal Home Loan Mortgage Corp.	6.750	09/15/29	25	35,023
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	821
Federal Home Loan Mortgage Corp.	7.000	05/01/32	12	13,576
Federal National Mortgage Assoc.	2.000	08/01/31	263	261,345
Federal National Mortgage Assoc.	2.500	TBA	1,000	1,008,930
Federal National Mortgage Assoc.	2.500	04/01/28	583	589,632

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/46	853	$ 850,489
Federal National Mortgage Assoc.	2.500	09/01/49	1,089	1,076,590
Federal National Mortgage Assoc.	3.000	08/01/30	729	750,079
Federal National Mortgage Assoc.	3.000	11/01/36	342	351,390
Federal National Mortgage Assoc.	3.000	10/01/42	196	202,209
Federal National Mortgage Assoc.	3.000	01/01/43	368	379,403
Federal National Mortgage Assoc.	3.000	03/01/43	282	290,459
Federal National Mortgage Assoc.	3.000	05/01/46	703	719,630
Federal National Mortgage Assoc.	3.000	12/01/46	1,616	1,654,187
Federal National Mortgage Assoc.	3.000	02/01/47	585	599,039
Federal National Mortgage Assoc.	3.000	12/01/49	3,490	3,540,662
Federal National Mortgage Assoc.	3.500	TBA	7,500	7,714,875
Federal National Mortgage Assoc.	3.500	07/01/31	484	506,100
Federal National Mortgage Assoc.	3.500	02/01/33	393	408,217
Federal National Mortgage Assoc.	3.500	06/01/39	129	136,314
Federal National Mortgage Assoc.	3.500	05/01/42	1,314	1,383,674
Federal National Mortgage Assoc.	3.500	08/01/42	276	290,934
Federal National Mortgage Assoc.	3.500	08/01/42	330	346,973
Federal National Mortgage Assoc.	3.500	04/01/43	308	324,596
Federal National Mortgage Assoc.	3.500	04/01/43	561	590,816
Federal National Mortgage Assoc.	3.500	06/01/43	368	387,645
Federal National Mortgage Assoc.	3.500	08/01/43	496	522,148
Federal National Mortgage Assoc.	3.500	05/01/45	473	498,057
Federal National Mortgage Assoc.	3.500	06/01/45	1,068	1,116,394
Federal National Mortgage Assoc.	3.500	11/01/46	378	394,171
Federal National Mortgage Assoc.	3.500	05/01/48	472	486,032
Federal National Mortgage Assoc.	3.500	07/01/48	456	470,101
Federal National Mortgage Assoc.	3.500	11/01/48	1,871	1,943,132
Federal National Mortgage Assoc.	4.000	TBA	1,500	1,560,180
Federal National Mortgage Assoc.	4.000	09/01/40	516	552,660
Federal National Mortgage Assoc.	4.000	04/01/42	624	667,517
Federal National Mortgage Assoc.	4.000	12/01/46	348	367,310
Federal National Mortgage Assoc.	4.000	07/01/47	1,372	1,443,058
Federal National Mortgage Assoc.	4.000	09/01/47	289	303,577
Federal National Mortgage Assoc.	4.000	10/01/47	811	852,786
Federal National Mortgage Assoc.	4.000	11/01/47	156	166,405
Federal National Mortgage Assoc.	4.000	04/01/48	1,637	1,704,629
Federal National Mortgage Assoc.	4.000	09/01/48	1,796	1,870,740
Federal National Mortgage Assoc.	4.500	10/01/33	30	32,041
Federal National Mortgage Assoc.	4.500	03/01/34	20	21,215
Federal National Mortgage Assoc.	4.500	09/01/39	145	157,639
Federal National Mortgage Assoc.	4.500	08/01/40	116	125,791
Federal National Mortgage Assoc.	4.500	02/01/44	179	194,120
Federal National Mortgage Assoc.	4.500	08/01/44	314	339,612
Federal National Mortgage Assoc.	4.500	01/01/45	303	328,628

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	05/01/48	454	$ 479,979
Federal National Mortgage Assoc.	4.500	07/01/48	19	20,520
Federal National Mortgage Assoc.	4.500	07/01/48	455	479,771
Federal National Mortgage Assoc.	4.500	01/01/49	1,902	2,009,615
Federal National Mortgage Assoc.	5.000	07/01/35	23	25,914
Federal National Mortgage Assoc.	5.000	02/01/36	57	63,646
Federal National Mortgage Assoc.	5.000	11/01/41	362	399,453
Federal National Mortgage Assoc.	5.500	06/01/33	11	12,256
Federal National Mortgage Assoc.	5.500	08/01/33	17	18,786
Federal National Mortgage Assoc.	5.500	09/01/33	30	33,809
Federal National Mortgage Assoc.	5.500	09/01/33	59	65,634
Federal National Mortgage Assoc.	5.500	01/01/34	24	26,936
Federal National Mortgage Assoc.	5.500	01/01/34	31	34,728
Federal National Mortgage Assoc.	5.500	07/01/34	41	45,617
Federal National Mortgage Assoc.	6.000	09/01/21	—(r)	220
Federal National Mortgage Assoc.	6.000	11/01/33	44	48,206
Federal National Mortgage Assoc.	6.000	01/01/34	8	9,329
Federal National Mortgage Assoc.	6.000	01/01/34	106	121,137
Federal National Mortgage Assoc.	6.000	02/01/34	12	13,270
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,621
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,669
Federal National Mortgage Assoc.	6.000	11/01/34	10	11,858
Federal National Mortgage Assoc.	6.000	11/01/34	26	28,683
Federal National Mortgage Assoc.	6.000	11/01/34	63	71,084
Federal National Mortgage Assoc.	6.000	01/01/35	12	12,784
Federal National Mortgage Assoc.	6.000	01/01/35	61	68,819
Federal National Mortgage Assoc.	6.000	02/01/35	53	60,991
Federal National Mortgage Assoc.	6.000	08/01/36	22	24,895
Federal National Mortgage Assoc.	6.000	08/01/38	7	7,764
Federal National Mortgage Assoc.	6.250	05/15/29	45	60,775
Federal National Mortgage Assoc.	6.500	05/01/24	11	10,686
Federal National Mortgage Assoc.	6.500	07/01/29	12	13,089
Federal National Mortgage Assoc.	6.500	07/01/32	14	16,129
Federal National Mortgage Assoc.	6.500	04/01/33	12	14,188
Federal National Mortgage Assoc.	6.500	01/01/34	11	12,112
Federal National Mortgage Assoc.	6.500	01/01/34	21	24,088
Federal National Mortgage Assoc.	6.500	10/01/36	23	26,545
Federal National Mortgage Assoc.	6.500	09/01/37	61	71,869
Federal National Mortgage Assoc.	6.500	10/01/37	58	65,868
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	206,488
Federal National Mortgage Assoc.	7.000	06/01/32	13	15,955
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	653,656
Federal National Mortgage Assoc.	7.500	09/01/30	1	1,037
Federal National Mortgage Assoc.	8.000	12/01/23	1	850
Federal National Mortgage Assoc.	8.500	02/01/28	2	2,415

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Freddie Mac Pool	2.500%	12/01/34	497	$ 501,454
Government National Mortgage Assoc.	2.500	03/20/43	190	192,678
Government National Mortgage Assoc.	2.500	12/20/46	110	110,619
Government National Mortgage Assoc.	3.000	09/20/43	236	245,071
Government National Mortgage Assoc.	3.000	01/20/44	71	73,549
Government National Mortgage Assoc.	3.000	03/15/45	230	237,788
Government National Mortgage Assoc.	3.000	05/20/45	323	334,071
Government National Mortgage Assoc.	3.000	08/20/45	520	537,600
Government National Mortgage Assoc.	3.000	06/20/46	678	699,381
Government National Mortgage Assoc.	3.000	12/20/46	1,077	1,110,792
Government National Mortgage Assoc.	3.000	01/20/47	984	1,015,389
Government National Mortgage Assoc.	3.000	03/20/47	343	354,340
Government National Mortgage Assoc.	3.000	12/20/48	1,651	1,701,714
Government National Mortgage Assoc.	3.500	TBA	1,000	1,030,700
Government National Mortgage Assoc.	3.500	11/20/41	308	324,620
Government National Mortgage Assoc.	3.500	12/20/42	313	329,634
Government National Mortgage Assoc.	3.500	09/20/43	1,089	1,143,557
Government National Mortgage Assoc.	3.500	03/20/45	205	213,742
Government National Mortgage Assoc.	3.500	04/20/45	228	238,511
Government National Mortgage Assoc.	3.500	04/20/46	762	794,531
Government National Mortgage Assoc.	3.500	07/20/46	2,088	2,177,205
Government National Mortgage Assoc.	3.500	02/20/47	1,362	1,419,962
Government National Mortgage Assoc.	3.500	04/20/47	671	696,798
Government National Mortgage Assoc.	3.500	02/20/48	1,521	1,580,250
Government National Mortgage Assoc.	4.000	12/20/42	643	683,999
Government National Mortgage Assoc.	4.000	11/20/45	329	346,586
Government National Mortgage Assoc.	4.000	10/20/46	87	91,111
Government National Mortgage Assoc.	4.000	11/20/46	117	122,889
Government National Mortgage Assoc.	4.000	09/20/47	321	335,819
Government National Mortgage Assoc.	4.000	12/20/47	1,760	1,842,443
Government National Mortgage Assoc.	4.000	08/20/48	792	824,480
Government National Mortgage Assoc.	4.000	02/20/49	1,457	1,517,355
Government National Mortgage Assoc.	4.500	06/20/41	257	276,730
Government National Mortgage Assoc.	4.500	06/20/45	180	194,493
Government National Mortgage Assoc.	4.500	11/20/46	523	564,771
Government National Mortgage Assoc.	4.500	08/20/47	354	372,807
Government National Mortgage Assoc.	4.500	05/20/48	1,520	1,595,874
Government National Mortgage Assoc.	4.500	08/20/48	389	408,189
Government National Mortgage Assoc.	5.000	10/20/37	14	15,485
Government National Mortgage Assoc.	5.000	04/20/45	111	120,982
Government National Mortgage Assoc.	5.000	10/20/48	317	333,705
Government National Mortgage Assoc.	5.500	07/15/33	27	28,575
Government National Mortgage Assoc.	5.500	12/15/33	11	12,174
Government National Mortgage Assoc.	5.500	09/15/34	103	110,506
Government National Mortgage Assoc.	5.500	01/15/36	58	64,597

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.500%	02/15/36	75	$ 79,261
Government National Mortgage Assoc.	6.500	09/15/23	4	3,599
Government National Mortgage Assoc.	6.500	10/15/23	2	2,399
Government National Mortgage Assoc.	6.500	12/15/23	1	840
Government National Mortgage Assoc.	6.500	12/15/23	3	3,054
Government National Mortgage Assoc.	6.500	12/15/23	5	5,017
Government National Mortgage Assoc.	6.500	04/15/24	30	32,149
Government National Mortgage Assoc.	6.500	07/15/32	2	2,635
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	319
Government National Mortgage Assoc.	6.500	08/15/32	1	742
Government National Mortgage Assoc.	6.500	08/15/32	2	1,782
Government National Mortgage Assoc.	6.500	08/15/32	11	12,641
Government National Mortgage Assoc.	7.000	06/15/24	8	8,932
Government National Mortgage Assoc.	7.000	05/15/31	6	6,817
Government National Mortgage Assoc.	7.500	04/15/29	1	634
Government National Mortgage Assoc.	7.500	12/15/29	3	3,026
Government National Mortgage Assoc.	8.000	08/15/22	1	665
Government National Mortgage Assoc.	8.000	12/15/22	2	1,612
Government National Mortgage Assoc.	8.000	12/15/22	3	3,409
Government National Mortgage Assoc.	8.000	06/15/25	18	18,604
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	129,993

Total U.S. Government Agency Obligations (cost $85,762,709)				87,114,036
U.S. Treasury Obligations 0.7%
U.S. Treasury Strips Coupon	2.181(s)	02/15/39	130	82,007
U.S. Treasury Strips Coupon	2.244(s)	02/15/41	135	80,462
U.S. Treasury Strips Coupon	2.287(s)	11/15/40	185	110,985
U.S. Treasury Strips Coupon	2.334(s)	11/15/42	90	50,896
U.S. Treasury Strips Coupon	2.334(s)	02/15/44	700	383,277
U.S. Treasury Strips Coupon	2.376(s)	11/15/41	290	169,050
U.S. Treasury Strips Coupon	2.377(s)	05/15/42	355	203,959
U.S. Treasury Strips Coupon	2.380(s)	05/15/41	5,035	2,977,730
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	1,365	715,665
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	980	510,557
U.S. Treasury Strips Coupon(k)	2.502(s)	11/15/30	504	401,251
U.S. Treasury Strips Coupon(k)	2.651(s)	11/15/35	1,000	693,555
U.S. Treasury Strips Coupon(k)	2.752(s)	08/15/30	321	257,038

Total U.S. Treasury Obligations (cost $6,693,724)				6,636,432

Total Long-Term Investments (cost $823,958,679)				951,743,378

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 3.1%
Affiliated Mutual Funds 3.0%
PGIM Core Ultra Short Bond Fund(w)	20,230,064	$ 20,230,064
PGIM Institutional Money Market Fund (cost $8,832,597; includes $8,812,933 of cash collateral for securities on loan)(b)(w)	8,832,626	8,834,392
Total Affiliated Mutual Funds (cost $29,062,661)		29,064,456

Options Purchased*~ 0.0%
(cost $3,296)	88,326

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $289,043)	1.528%	03/19/20	290	289,082

Total Short-Term Investments (cost $29,355,000)				29,441,864

TOTAL INVESTMENTS 102.0% (cost $853,313,679)				981,185,242
Liabilities in excess of other assets(z) (2.0)%				(18,902,353)

Net Assets 100.0%				$ 962,282,889

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
BATE—Europe Equities Exchange
CDI—Chess Depository Interest
CLO—Collateralized Loan Obligation
CMBS—Collateralized Mortgage-Backed Security
CMS—Constant Maturity Swap
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
RSP—Savings Shares
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SDR—Sweden Depositary Receipt
STACR—Structured Agency Credit Risk
STOXX—Stock Index of the Eurozone
Strips—Separate Trading of Registered Interest and Principal of Securities
SWX—SIX Swiss Exchange
T—Swap payment upon termination
TBA—To Be Announced
TOPIX—Tokyo Stock Price Index
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security
XEQT—Equiduct Stock Exchange
XLON—London Stock Exchange

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,500,000 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,622,367; cash collateral of $8,812,933 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	577	$ 6,011
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	561	5,838
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,402	13,381
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,784	27,932
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,820	29,669
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	561	5,495
Total Options Purchased (cost $3,296)						$88,326
Futures contracts outstanding at December 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
66	2 Year U.S. Treasury Notes	Mar. 2020	$14,223,000	$ (1,202)
407	5 Year U.S. Treasury Notes	Mar. 2020	48,274,018	(169,048)
50	20 Year U.S. Treasury Bonds	Mar. 2020	7,795,312	(147,936)
84	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	15,259,125	(416,942)
5	Euro STOXX 50 Index	Mar. 2020	209,141	(120)
1	FTSE 100 Index	Mar. 2020	99,332	552
3	Mini MSCI EAFE Index	Mar. 2020	305,475	1,507
11	S&P 500 E-Mini Index	Mar. 2020	1,777,105	18,271
1	TOPIX Index	Mar. 2020	158,391	61
				(714,857)
Short Positions:
75	90 Day Euro Dollar	Dec. 2020	18,446,250	47,230
9	10 Year Euro-Bund	Mar. 2020	1,721,148	22,157
86	10 Year U.S. Treasury Notes	Mar. 2020	11,044,282	94,102
31	10 Year U.S. Ultra Treasury Notes	Mar. 2020	4,361,797	54,096
				217,585
				$(497,272)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 01/22/20	Citibank, N.A.	CAD	600	$ 459,597	$ 462,109	$—	$ (2,512)
Euro,
Expiring 01/09/20	Citibank, N.A.	EUR	2,084	2,310,257	2,338,751	—	(28,494)
				$2,769,854	$2,800,860	$—	$(31,006)
Credit default swap agreements outstanding at December 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	631	*	$47	$—	$47	Citigroup Global Markets, Inc.
The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Series is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	715	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (7,891)	$ (15,819)	$ (7,928)
EUR	130	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(1,181)	(20,373)	(19,192)
	1,726	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	16,285	16,744
	10,077	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(18,209)	(51,729)	(33,520)
	2,145	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	2,067	(7,502)	(9,569)
	1,505	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	7,043	(2,141)	(9,184)
	12,032	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	(17,637)	(17,637)
	115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(2,638)	(2,638)
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	(13,278)	(14,835)
	1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,707)	(34,276)	(32,569)
	375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	(9,012)	(5,576)
	850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,674)	(21,040)	(19,366)
	1,055	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	(7,639)	(7,639)
	5,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(100,019)	(100,019)
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(12,816)	(12,816)
	4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	(123,545)	(138,365)
	3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	(89,246)	(95,734)
	2,215	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	6,716	(63,871)	(70,587)
	1,605	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(75,727)	(75,727)
	1,309	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(922)	(86,328)	(85,406)
	1,545	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,219	(126,880)	(128,099)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	$ 63	$ (213,275)	$ (213,338)
4,325	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	35,345	(135,940)	(171,285)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(4,175)	(4,175)
608	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(3,820)	(27,420)	(23,600)
921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	(13,746)	(26,036)
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	(8,076)	(8,571)
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,832)	(6,832)
655	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	(22,058)	(21,696)
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(4,466)	(4,466)
2,638	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(54,088)	(214,691)	(160,603)
892	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,704)	(77,905)	(76,201)
987	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	276	3,052	2,776
2,256	08/15/29	1.717%(S)	3 Month LIBOR(1)(Q)	—	31,742	31,742
745	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	59,162	59,162
				$ (7,074)	$(1,499,859)	$(1,492,785)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	4,200	$(16,392)	$—	$(16,392)

(1)	On a long total return swap, the Series receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Series makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).